HSBC Variable Cash Management Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-634-2536

The HSBC Variable Cash Management Fund ("Fund") seeks as high a level of current income as is consistent with preservation of capital and liquidity by investing in short-term, high quality money market instruments. The Fund's goals and investment program are described in detail inside. HSBC Asset Management (Americas) Inc. ("HSBC") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and HSBC.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Principal Investment Strategies

The Fund is a "money market fund" that seeks to maintain a stable net asset value of $1.00 per share. The Fund pursues its investment objective by investing in short-term, high quality money market instruments. Under normal market conditions, the Fund invests primarily in high quality obligations of banks, the U.S. Government, and corporations. The Fund may concentrate its investments in bank obligations.

Principal Investment Risks

An investment in the Fund entails investment risk. The principal risks of investing in the Fund include:

Interest Rate Risk

Changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments generally will change in value inversely with changes in interest rates.

Credit Risk

The issuer of a security may default or not be able to meet its financial obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that any of the Fund's investments will have their credit ratings downgraded.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed, and the table compares the Fund's performance to that of the Salomon 3-Month Treasury Bill Index. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*

Bar Chart                                                  2.59%
                                                                   2001
Best Quarter:                                              0.98%                   3/31/2001
Worst Quarter:                                           0.27%                  12/31/2001

Average Annual Total Return* (for the periods ended December 31, 2001)

                                                                                Since Inception
                                             Past Year                    May 25, 2000

Fund                                       2.59%                             3.31%
Salomon 3-Month Treasury    4.09%                              4.85%**
  Bill Index*
__________________
*    Assumes reinvestment of dividends and distributions.
** As of 5/31/00.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which HSBC acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity. The Fund invests in a broad range of short-term money market instruments including: (i) obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities; (ii) variable rate demand and master demand notes; (iii) certain repurchase agreements; (iv) negotiable certificates of deposit, bankers' acceptances, time deposits, and other obligations issued or supported by U.S. banks (including foreign branches) that have more than $1 billion in total assets at the time of investment; (v) U.S. dollar-denominated obligations of foreign banks (including U.S. branches) which at the time of investment have more than $10 billion (or the equivalent in other currencies) in total assets and branches or agencies in the United States, and which in the opinion of the HSBC are of an investment quality comparable to obligations of U.S. banks which may be purchased by the Fund and present minimal credit risk; (vi) domestic and foreign commercial paper rated in the highest category by one or more nationally recognized statistical rating organizations or rating agencies, or if unrated, determined to be of comparable quality by HSBC; and (vii) investment grade corporate debt securities.

The Fund may invest more than 25% of the current value of its total assets in domestic bank obligations (including bank obligations subject to repurchase agreements).

As a money market fund, the Fund must meet strict requirements on the investment quality, maturity, and diversification of the Fund's investments. Under applicable law, the Fund's investments must have a remaining maturity of no more than 397 days, and its investments must maintain an average weighted maturity that does not exceed 90 days.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Interest Rate Risk

The Fund invests in debt securities and fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

The Fund invests only in short-term instruments, whose values are less affected by changes in interest rates than securities with longer maturities. However, it is possible that an increase in interest rates could change the Fund's share price.

Credit Risk

The Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Fund invests in highly-rated securities to minimize credit risk. Under applicable law, 95% of the Fund's holdings must be rated in the highest credit category for money market instruments, and the remaining 5% must be rated no lower than the second highest credit category.

Foreign Investment Risk

The Fund may invest in U.S. dollar-denominated obligations (or credit and liquidity enhancements) of foreign banks, foreign branches of U.S. banks, U.S. branches of foreign banks, and foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks associated with U.S. companies. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or their financial strength.

Concentration of Investments

To the extent that the Fund concentrates its investments in the domestic banking industry, it may be impacted by economic and other factors affecting that industry, unlike other mutual funds that do not concentrate in bank obligations.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of noon, Eastern Time, on each Business Day. A Business Day is a day on which the New York Stock Exchange ("NYSE") is open for trading.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares.

The Fund values its securities at their amortized cost. This method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and HSBC. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the Fund.

The Fund is a portfolio of Variable Insurance Funds (the "Trust"), a registered investment company. The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

HSBC Asset Management (Americas) Inc. ("HSBC"), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund, pursuant to an Investment Advisory contract with the Trust. HSBC is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company, (collectively "HSBC"). The HSBC organization currently provides investment advisory services for individuals, trusts, estates and institutions and HSBC managed more than $13.7 billion in assets as of December 31, 2001.

Under an investment advisory agreement between the Trust and HSBC, the Trust pays HSBC an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of (a) 0.35% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and HSBC. During the fiscal year ended December 31, 2001, HSBC waived all investment advisory fees to which it was entitled.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Class A shares of the Cash Management Fund, a series of HSBC Funds Trust (the "Similar Fund"), which is similar to the Fund. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund, and it is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of HSBC in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The performance data shown below reflects the net operating expenses of the Similar Fund, which are lower than the net operating expenses of the Fund. Performance would have been lower for the Similar Fund if the Fund's net operating expenses were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Returns for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2001
Similar Fund#/Benchmark	1 Year	5 Years	10 Years	Since Inception (June 30, 1982)
Cash Management Fund	3.76%	4.97%	4.60%	6.25%
Salomon 3-Month Treasury Bill Index*	4.09%	5.02%	4.70%	6.13%

_________________
# The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

* The Salomon 3-Month Treasury Bill Index is an unmanaged index representing monthly return equivalents of yield averages of the last 3-month Treasury Bill issues.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned during the period. This information has been audited by Arthur Andersen LLP for the fiscal year ended December 31, 2001, and by other auditors for the prior fiscal year. This information, along with the Fund's financial statements, is included in the Fund's most recent annual report, which may be obtained without charge upon request.

Selected data for a share outstanding throughout the period indicated:	Year Ended December 31, 2001	Period Ended December 31, 2000*
Net Asset Value, Beginning of Period	$ 1.00	$ 1.00
Investment Activities:
Net investment income	0.03	0.03

Total from investment operations	0.03	0.03

Dividends:
Net investment income	(0.03)	(0.03)
Total Dividends	(0.03)	(0.03)

Net Asset Value, End of Period	$ 1.00	$ 1.00

Total Return	2.59%	2.71%(a)

Ratios/Supplementary Data:
Net assets at end of period (000)	$ 1,769	$ 155
Ratio of expenses to average net assets	0.93%	0.94% (b)
Ratio of net investment income to average net assets	2.10%	4.34% (b)
Ratio of expenses to average net assets**	11.63%	43.08% (b)

_______________________________
* For the period from May 25, 2000 (commencement of operations) through December 31, 2000.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies the of reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-634-2536

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

. For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

HSBC Variable Growth and Income Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-634-2536

The HSBC Variable Growth and Income Fund ("Fund") seeks long-term growth of capital and current income by investing primarily in common stocks, preferred stocks, and convertible securities. The Fund's goals and investment program are described in detail inside. HSBC Asset Management (Americas) Inc. ("HSBC") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and HSBC.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objectives

The Fund seeks long-term growth of capital and current income.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in common stocks, preferred stocks, and convertible securities. The Fund may invest the balance of its assets in various types of fixed income securities and in money market instruments.

HSBC selects securities for the portfolio that appear to be undervalued, some of which will be income-producing. In selecting securities, HSBC uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria. Investments generally will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

Principal Investment Risks

An investment in the Fund entails risk, including possible loss of the principal amount invested. The principal risks of investing in the Fund include:

Market Risk

The value of the Fund's investments will fluctuate as the stock market fluctuates, sometimes rapidly and unpredictably, and securities prices overall may decline over short or longer-term periods. This risk may be greatest for the Fund's investments in common stocks. Because the value of the Fund's investments will fluctuate with market conditions, so will the value of an investment in the Fund. An issuer of a portfolio investment may be unable to achieve its earnings or growth expectations. Additionally, there is the risk that stocks selected because they are believed to represent value will remain undervalued or out of favor.

Interest Rate Risk

Changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in income-producing, fixed income or debt securities, such as preferred stocks or convertible securities, generally will change in value inversely with changes in interest rates.

Credit Risk

The issuer of a security may default or not be able to meet its financial obligations. This risk may be particularly acute for the Fund's investments in income-producing, fixed income or debt securities. The degree of risk for a particular security may be reflected in its credit rating.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed, and the table compares the Fund's performance to that of the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*

Bar Chart                                                -17.12%
                                                                    2001
Best Quarter:                                                6.70%                      12/31/2001
Worst Quarter:                                          -14.49%                        9/30/2001

Average Annual Total Return* (for the periods ended December 31, 2001)

                                                                                     Since Inception
                                                       Past Year               (May 25, 2000)
Fund                                                -17.12%                     -9.62%
S&P 500(R) Index*                         -11.87%                     -9.80%

__________________
* Assumes reinvestment of dividends and distributions.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which HSBC acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objectives are long-term growth of capital and current income. Under normal market conditions, the Fund will invest primarily in common stocks, preferred stocks, and convertible securities. The Fund may invest the balance of its assets in fixed income securities and money market instruments, including U.S. Government securities, corporate bonds, asset-backed and mortgage-backed securities, obligations of savings and loans and U.S. and foreign banks, commercial paper, and related repurchase agreements.

The Fund's criteria for selecting equity securities are the issuer's managerial strength, competitive position, price to earnings ratio, profitability, prospects for growth, underlying asset value and relative market value. HSBC uses quantitative and fundamental research to identify stocks meeting either or both growth and income criteria and selects securities for the portfolio that appear to be undervalued. The Fund may invest in securities that appear to be undervalued because the value or potential for growth has been overlooked by many investors or because recent changes in the economy, industry or company have not yet been reflected in the price of the securities. In order to increase the Fund's portfolio income, the Fund may invest in securities that provide current dividends or, in the opinion of HSBC, have a potential for dividend growth in the future. Investments generally will be sold if they no longer meet the Fund's criteria for income-oriented or growth-oriented instruments.

The Fund will place greater emphasis on capital appreciation as compared to income, although changes in market conditions and interest rates will cause the Fund to vary emphasis of these two elements of its investment program in order to meet its investment objective.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the

Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

The Fund may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, HSBC's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that the Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in securities issued by foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

Interest Rate Risk

The Fund may invest in debt securities and fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. Interest rate risk may be greater for the Fund's investments in mortgage- and asset-backed securities, because when interest rates rise, the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing the Fund to invest at lower prevailing interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Fund may invest in lower rated debt obligations, and the Fund can invest in comparably rated convertible securities. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Active Trading

The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover may exceed 100%, which generally is considered to be a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders, and may negatively affect the Fund's performance.

Temporary Investments

HSBC may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The Fund values its securities at market value. If market quotations are not readily available, the securities will be valued by a method that the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and HSBC. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

HSBC Asset Management (Americas) Inc. ("HSBC"), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund, pursuant to an Investment Advisory contract with the Trust. HSBC is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. The HSBC organization currently provides investment advisory services for individuals, trusts, estates and institutions, and managed more than $13.7 billion in assets as of December 31, 2001.

Under an investment advisory agreement between the Trust and HSBC, the Trust pays HSBC an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of (a) 0.55% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and HSBC. During the fiscal year ended December 31, 2001, HSBC waived all investment advisory fees to which it was entitled.

Mr. Fredric Lutcher III, Managing Director, U.S. Equities, is responsible for the day-to-day management of the Fund. Prior to joining HSBC in late 1997, Mr. Lutcher worked as Vice President and Senior Mutual Fund Portfolio Manager at Merrill Lynch Asset Management for nine years.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Class A shares of the Growth and Income Fund, a series of the HSBC Mutual Funds Trust (the "Similar Fund"), which is similar to the Fund. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund, and it is currently managed by the same portfolio manager. However, the portfolio manager of the Fund has not managed the Similar Fund for the entire period shown. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of HSBC in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The performance data shown below reflects the net operating expenses of the Similar Fund, which are lower than the net operating expenses of the Fund. Performance would have been lower for the Similar Fund if the Fund's operating expenses were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Returns for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2001
Similar Fund# /Benchmark	1 Year	5 Years	10 Years	Since Inception (June 23, 1986)
Growth and Income Fund+	-21.57%	6.10%	9.40%	10.37%
Growth and Income Fund++	-17.44%	7.20%	9.96%	10.73%
S&P 5000 Composite Index*	-11.87%	10.70%	12.94%	13.14%**

_________________
# The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

+ Includes the maximum sales charge of 5.00%.

++ Excludes the maximum sales charge of 5.00%.

* The Standard & Poor's 500(R) Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

** As of 6/30/86.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust.

Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during the period. This information has been audited by Arthur Andersen LLP for the fiscal year ended December 31, 2001, and by other auditors for the prior fiscal year. This information, along with the Fund's financial statements, is included in the Fund's most recent annual report, which may be obtained without charge upon request.

Selected data for a share outstanding throughout the period indicated:	Year Ended December 31, 2001	Period Ended December 31, 2000*
Net Asset Value, Beginning of Period	$ 10.26	$ 10.00
Investment Activities:
Net investment income	0.01	0.26
Net realized and unrealized from investment transactions	(1.77)	---
Total from investment activities	(1.76)	0.26
Dividends:
Net investment income	(0.02)	---
Total Dividends	(0.02)	---

Net Asset Value, End of Period	$ 8.48	$ 10.26

Total Return	(17.12%)	2.60%(a)

Ratios/Supplementary Data:
Net assets at end of period (000)	$ 1,624	$ 374
Ratio of expenses to average net assets	1.15%	1.07% (b)
Ratio of net investment income to average net assets	0.13%	4.18% (b)
Ratio of expenses to average net assets**	8.47%	39.75% (b)
Portfolio turnover	59.61%	(c)

_______________________________
+ For the period from May 25, 2000 (commencement of operations) through December 31, 2000.
* Fund commenced operation on May 25, 2000.
* * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) During the period, no purchases or sales of long-term securities occurred.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-634-2536

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.  For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

HSBC Variable Fixed Income Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-634-2536

The HSBC Variable Fixed Income Fund (the "Fund") seeks high current income consistent with appreciation of capital by investing in fixed income securities. The Fund's goals and investment program are described in detail inside. HSBC Asset Management (Americas) Inc. ("HSBC") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and HSBC.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objectives

The Fund seeks high current income consistent with appreciation of capital.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in fixed income securities, and will primarily invest in investment grade fixed income securities consisting of securities rated at least Baa by Moody's Investors Service, Inc. ("Moody's") or BBB by Standard and Poor's Ratings Services ("S&P"), or securities of comparable quality.

HSBC selects securities based on various factors, including the outlook for the economy and anticipated changes in interest rates and inflation. HSBC will consider selling those securities that no longer meet the Fund's criteria for investment.

Principal Investment Risks

An investment in the Fund entails risk, including possible loss of the principal amount invested. The principal risks of investing in the Fund include:

Market Risk

The value of the Fund's investments will fluctuate as the securities market fluctuates, sometimes rapidly and unpredictably, and securities prices overall may decline over short or longer-term periods. Because the value of the Fund's investments will fluctuate with market conditions, so will the value of an investment in the Fund.

Interest Rate Risk

Changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income and debt securities generally will change in value inversely with changes in interest rates. Interest rate risk may be greater for the Fund's investments in mortgage-related securities because when interest rates rise, the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly.

Credit Risk

The issuer of a security may default or not be able to meet its financial obligations. The degree of risk for a particular security may be reflected in its credit rating. Credit risk includes the possibility that the Fund's investments will have their credit ratings downgraded.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed, and the table compares the Fund's performance to that of the Lehman Brothers Aggregate Bond Index, an unmanaged index generally representative of the bond market as a whole. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*

Bar Chart                                            4.42%
                                                             2001
Best Quarter:                                         4.18%                     9/30/2001
Worst Quarter:                                     -1.18%                   12/31/2001

Average Annual Total Return* (for the periods ended December 31, 2001)

                                                                                     Since Inception
                                                    Past Year                 (May 25, 2000)
Fund                                              4.42%                            4.58%
Lehman Brothers Aggregate           8.44%                           11.51%
  Bond Index*
__________________
*    Assumes reinvestment of dividends and distributions.
**  As of 5/31/00.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which HSBC acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is high current income consistent with appreciation of capital. Under normal market conditions, the Fund will invest at least 80% of its assets in fixed income securities, and will primarily invest in investment grade fixed income securities consisting of securities rated at least Baa by Moody's or BBB by S&P, or securities of comparable quality.

The Fund invests primarily in U.S. Government securities, corporate bonds, asset-backed and mortgage-backed securities, obligations of savings and loans and U.S. and foreign banks, commercial paper, and related repurchase agreements. The Fund also may invest in mortgage-related securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, as well as variable and floating rate debt securities meeting its quality standards.

The Fund selects its investments based upon an analysis of various factors, including the outlook for the economy and anticipated changes in interest rates and inflation. If a security held by the Fund has its rating revoked or reduced below the Fund's quality standards, the Fund may continue to hold the security. In these circumstances, however, HSBC will consider whether the Fund should continue to hold the security. Lower rated and unrated securities may be subject to greater credit risk and have greater price volatility than securities in the higher rating categories.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Interest Rate Risk

The Fund may invest in debt securities and fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. Interest rate risk may be greater for the Fund's investments in mortgage- and asset-backed securities, because when interest rates rise, the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing the Fund to invest at lower prevailing interest rates. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Fund may invest in lower rated debt obligations. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Foreign Investment Risk

The Fund may invest in securities issued by foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks associated with U.S. companies. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

Active Trading

The Fund is actively managed and, in some cases in response to market conditions, the Fund's portfolio turnover may exceed 100%, which generally is considered to be a high rate of portfolio turnover. A higher rate of portfolio turnover increases brokerage and other expenses, which must be borne by the Fund and its shareholders, and may negatively affect the Fund's performance.

Temporary Investments

HSBC may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m.., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares.
The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The Fund values its securities at market value. If market quotations are not readily available, the securities will be valued by a method that the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and HSBC. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions that make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate accounts that invest in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

HSBC Asset Management (Americas) Inc. ("HSBC"), 452 Fifth Avenue, New York, New York, 10018, is the investment adviser for the Fund, pursuant to an Investment Advisory contract with the Trust. HSBC is a wholly-owned subsidiary of HSBC Bank USA, a New York State chartered bank, which is a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company. The HSBC organization provides investment advisory services for individuals, trusts, estates and institutions and managed more than $13.7 billion in assets as of December 31, 2001.

Under an investment advisory agreement between the Trust and HSBC, the Trust pays HSBC an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of (a) 0.55% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and HSBC. During the fiscal year ended December 31, 2001, HSBC waived all investment advisory fees to which it was entitled.

Edward J. Merkle, Managing Director is responsible for the day-to-day management of the Fund. Prior to joining HSBC in 1986, Mr. Merkle served as Vice President in the money management division at Bradford Trust and was the Senior Repo Trader at Shearson-American Express.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Class A shares of the Fixed Income Fund, a series of the HSBC Mutual Funds Trust (the "Similar Fund"), which is similar to the Fund. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund, and it is currently managed by the same portfolio manager. However, the portfolio manager of the Fund has not managed the Similar Fund for the entire period shown. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of HSBC in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The performance data shown below reflects the net operating expenses of the Similar Fund, which are lower than the net operating expenses of the Fund. Performance would have been lower for the Similar Fund if the Fund's operating expenses were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark identified below do not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Returns for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2001
Similar Fund# /Benchmark	1 Year	5 Years	Since Inception (January 15, 1993)
Fixed Income Fund+	4.49%	5.33%	5.72%
Fixed Income Fund++	9.66%	6.36%	6.30%
Lehman Brothers Aggregate Bond Index*	8.44%	7.43%	7.21%**

_________________
# The Similar Fund performance information reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

+ Includes the maximum sales charge of 4.75%.

++ Excludes the maximum sales charge of 4.75%.

* The Lehman Brothers Aggregate Bond Index is an unmanaged index generally representative of the bond market as a whole. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

** As of 12/31/92.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned during the period. This information has been audited by Arthur Andersen LLP for the fiscal year ended December 31, 2001, and by other auditors for the prior fiscal year. This information, along with the Fund's financial statements, is included in the Fund's most recent annual report, which may be obtained without charge upon request.

Selected data for a share outstanding throughout the period indicated:	Year Ended December 31, 2001	Period Ended December 31, 2000*

Net Asset Value, Beginning of Period	$ 10.00	$ 10.00

Investment Activities:
Net investment income	0.32	0.29
Net realized and unrealized gain on investments	0.12	--

Total from investment activities	0.44	0.29

Dividends:
Net investment income	(0.32)	(0.29)

Total dividends	(0.32)	(0.29)

Net Asset Value, End of Period	$ 10.12	$ 10.00

Total Return	4.42%	2.93%(a)

Ratios/Supplementary Data:
Net assets at end of period (000)	$ 900	$ 26
Ratio of expenses to average net assets	1.15%	1.03%(b)
Ratio of net investment income to average net assets	2.99%	4.25%(b)
Ratio of expenses to average net assets**	29.92%	407.90%(b)
Portfolio turnover	13.63%	(c)

_______________________________
* For the period from May 25, 2000 (commencement of operations) through December 31, 2000.
** During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratio would have been as indicated.
(a) Not annualized.
(b) Annualized.
(c) During the period, no purchases or sales of long-term securities occurred.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-634-2536

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

. For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

. Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

AmSouth Large Cap Fund
AmSouth Mid Cap Fund
AmSouth Enhanced Market Fund
AmSouth International Equity Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-451-8382

This prospectus describes four mutual funds offered by Variable Insurance Funds (the "Trust"):

.  AmSouth Large Cap Fund, which seeks long-term capital appreciation, with current income as a secondary objective, by investing in equity securities of large-cap U.S. companies.

.  AmSouth Mid Cap Fund, which seeks capital appreciation by investing in equity securities of mid-cap companies.

.  AmSouth Enhanced Market Fund, which seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks that are representative of the U.S. stock market.

.  AmSouth International Equity Fund, which seeks capital appreciation by investing in equity securities of large foreign companies.

The Funds' goals and investment programs are described in detail inside. AmSouth Investment Management Company, LLC ("AmSouth") serves as each Fund's investment adviser. Five Points Capital Advisors ("Five Points") serves as the investment sub-adviser of the Large Cap Fund. Bennett Lawrence Management, LLC ("Bennett Lawrence") serves as the investment sub-adviser of the Mid Cap Fund. OakBrook Investments, LLC ("OakBrook") serves as the investment sub-adviser of the Enhanced Market Fund. Lazard Asset Management ("Lazard") serves as the investment sub-adviser of the International Equity Fund.

The Funds sell their shares to insurance company separate accounts, so that the Funds may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Funds also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and the sub-advisers.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARIES
  Large Cap Fund
  Mid Cap Fund
  Enhanced Market Fund
  International Equity Fund
INVESTMENT OBJECTIVES AND STRATEGIES
  Large Cap Fund
  Mid Cap Fund
  Enhanced Market Fund
  International Equity Fund
RISK CONSIDERATIONS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUNDS
  Investment Adviser
  Sub-Advisers
  Portfolio Managers
  Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
  Enhanced Market Fund
  International Equity Fund
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARIES

Large Cap Fund

Investment Objective

The Fund seeks long-term capital appreciation, with current income as a secondary objective.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. companies having $1 billion or more in market capitalization, and will primarily invest in companies that Five Points believes have the potential to provide capital appreciation and growth of income. Five Points seeks to diversify the Fund's portfolio within industries that Five Points believes to be among the fastest growing segments of the U.S. economy. A portion of the Fund's assets may be invested in preferred stocks or bonds convertible into common stocks. The Fund expects to earn current income mainly from stock dividends and from interest on convertible bonds.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-cap growth stocks may fall out of favor with investors and may be particularly volatile in the event of earnings disappointments or other financial difficulties. The market could favor smaller capitalization stocks to the exclusion of large cap stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed, and the table compares the Fund's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index"), a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-8.77% 2001
Best Quarter:	12.59%	12/31/01
Worst Quarter:	-12.34%	9/30/01

Average Annual Total Return* (for the periods ended December 31, 2001)
	Past Year	Since Inception (December 29, 2000)
Fund S&P 500(R) Index*	-8.77% -11.89%	-8.71% -12.71%

__________________
* Assumes reinvestment of dividends and distributions.

Mid Cap Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of companies publicly traded on U.S. exchanges that have medium market capitalizations. Medium market capitalization companies are those whose market capitalization is similar to the market capitalization of companies in the Russell Midcap(R) Growth Index. Bennett Lawrence also may invest the Fund's assets in companies with smaller or larger market capitalizations. The Fund intends to invest primarily in equity securities of companies that Bennett Lawrence believes are benefiting from major demand trends or themes affecting their industries, which are therefore growing at a much faster rate than the overall economy. While the Fund generally anticipates investing in common stocks, a portion of the Fund's assets may be invested in preferred stocks or bonds convertible into common stocks.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. Further, investments in mid-cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed, and table compares the Fund's performance to that of the Russell Midcap(R) Growth Index ("Midcap(R) Index") which is generally representative of the U.S. market for mid-cap stocks The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-24.10% 2001
Best Quarter:	11.13%	12/31/01
Worst Quarter:	-21.04%	9/30/01

Average Annual Total Return* (for the periods ended December 31, 2001)
	Past Year	Since Inception (December 29, 2000)
Fund Russell Mid-Cap Growth Index*	-24.10% -20.15%	-23.93% -22.94%

__________________
* Assumes reinvestment of dividends and distributions.

Enhanced Market Fund

Investment Objective

The Fund seeks long-term capital growth.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in a broadly diversified portfolio of securities represented in the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P 500(R) Index. The Fund seeks to maintain risk characteristics similar to those of the S&P 500(R) Index. OakBrook's stock selection process utilizes computer-aided quantitative analysis. OakBrook's computer models use many types of data, but emphasize technical data such as price and volume information. Applying these models to stocks within the S&P 500(R) Index, OakBrook attempts to generate more capital growth than that of the S&P 500(R) Index.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-cap stocks may fall out of favor with investors, and growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. In addition, value stocks may, in fact, not be undervalued, or their value may never be recognized by the market. The market could favor growth stocks to the exclusion of value stocks, or favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed, and the table compares the Fund's performance to that of the S&P 500(R) Index, a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-12.88% 2001
Best Quarter:	11.01%	12/31/01
Worst Quarter:	-15.39%	9/30/01

Average Annual Total Return* (for the periods ended December 31, 2001)
	Past Year	Since Inception (December 29, 2000)
Fund S&P 500(R) Index*	-12.88% -11.89%	-12.78% -12.71%

__________________
* Assumes reinvestment of dividends and distributions.

International Equity Fund

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of large foreign companies. The Fund intends to invest primarily in established companies in economically developed countries that Lazard believes are undervalued as determined by their return on total capital or equity. Lazard attempts to identify undervalued securities through traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and the potential to improve profitability. Lazard focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

Although the Fund invests primarily in the equity securities of companies located in developed foreign countries, it may invest up to 10% of its total assets in large companies located, or doing significant business, in countries with emerging markets. The companies typically will have relatively large market capitalizations. In addition, the Fund may have substantial investments in American and Global Depositary Receipts, which are certificates (typically issued by a bank or trust company) evidencing ownership of underlying foreign or domestic securities.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. The Fund is subject to foreign investment risk. Foreign securities may entail risks that are different from, or in addition to, investments in the securities of domestic issuers, such as exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards. This risk may be particularly acute with respect to emerging market issuers.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

Because the Fund may concentrate its investments in a relatively small number of issuers, it may be exposed to risks caused by events that affect particular companies to a greater degree than more broadly diversified mutual funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed, the table compares the Fund's performance to that of the Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index ("MSCI EAFE(R) Index"), a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	-24.10% 2001
Best Quarter:	5.27%	12/31/01
Worst Quarter:	-16.65%	9/30/01

Average Annual Total Return* (for the periods ended December 31, 2001)
	Past Year	Since Inception (December 29, 2000)
Fund MSCI EAFE(R) Index*	-24.10% -21.21%	-23.93% -21.72%

__________________
* Assumes reinvestment of dividends and distributions.

INVESTMENT OBJECTIVES AND STRATEGIES

Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth, Five Points, Bennett Lawrence, OakBrook, and Lazard act as investment adviser or sub-adviser, including mutual funds with names, investment objectives and policies similar to the Funds. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.

Each Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on each Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

Large Cap Fund

The Fund's investment objective is to seek long-term capital appreciation, with current income as a secondary objective. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of U.S. companies having $1 billion or more in market capitalization, and will primarily invest in companies that Five Points believes have the potential to provide capital appreciation and growth of income.

In choosing investments for the Fund, Five Points seeks well managed U.S. companies that have demonstrated sustained patterns of profitability, strong balance sheets, and the potential to achieve predictable, above-average earnings growth. Five Points anticipates diversifying the Fund's portfolio within the growth segments of the U.S. economy, focusing on companies in the Technology, Consumer Non-Durables, Health Care, Business Equipment and Services, Retail, and Capital Goods sectors.

In addition to common stocks, the Fund also may use convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The Fund also may invest in debt securities. The portion of the Fund's total assets invested in common stocks, preferred stocks, convertible securities, and debt securities varies according to Five Points assessment of market and economic conditions and outlook.

Mid Cap Fund

The Fund's investment objective is capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of companies publicly traded on U.S. exchanges that have medium market capitalizations. Medium market capitalization companies are generally those whose market capitalizations are similar to companies in the Russell Midcap(R) Growth Index. Companies whose capitalization no longer meets this definition after purchase will continue to be considered to have a medium market capitalization for purposes of the 80% policy.

In choosing stocks for the Fund, Bennett Lawrence seeks to identify industries that will benefit from major demand trends or themes and will therefore grow at a much faster rate than the overall economy. Bennett Lawrence then gathers information on the companies that are benefiting from these trends or themes. Generally, the Fund will not invest in a company unless Bennett Lawrence has met with the company's top management. Bennett Lawrence also attempts to talk to suppliers, purchasers, and competitors to reinforce its analysis and continually monitor the Fund's holdings.

In addition to common stocks, the Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities varies according to Bennett Lawrence's assessment of market and economic conditions and future outlook.

The Fund also may invest in debt securities, securities issued by foreign companies, and American Depositary Receipts, which are U.S. dollar-denominated receipts (typically issued by a U.S. bank or trust company) evidencing ownership of underlying foreign securities. If the Fund invests directly in equity securities issued by foreign companies, it will do so only if the securities are traded in the U.S.

About the Russell Midcap(R) Growth Index. The Russell Midcap(R) Growth Index measures the performance of those companies among the 400 smallest companies in the Russell 1000(R) Index with higher than average price-to-book ratios and forecasted growth. The Russell 1000(R) Index measures the performance of the 1,000 largest U.S. companies as determined by total market capitalization. The Russell Midcap(R) Growth Index is considered generally representative of the U.S. market for mid-cap stocks. As of December 31, 2001, the weighted average market capitalization was approximately $6 billion, the median market capitalization was approximately $3 billion, and the largest company in the Index had an approximate market capitalization of $16 billion.

Enhanced Market Fund

The Fund's investment objective is long-term capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in a broadly diversified portfolio of S&P 500(R) Index securities, overweighting relative to their index weights those that OakBrook believes to be undervalued compared to others in the S&P 500(R) Index. The Fund seeks to maintain risk characteristics similar to that of the S&P 500(R) Index.

In managing the Fund, OakBrook uses quantitative analysis focusing on technical data to determine the Fund's portfolio holdings. This analysis does not apply value judgments or utilize traditional economic analysis in determining the investment merit of a particular stock. OakBrook's emphasis on technical analysis can result in significant shifts in portfolio holdings. However, risk controls at the style, industry and individual stock levels have been implemented to help the Fund to maintain risk characteristics similar to those of the S&P 500(R) Index.

Consistent with its investment objective and policies, the Fund also may invest in equity securities not represented in the S&P 500(R) Index, fixed income securities, corporate bonds, notes, warrants, and short-term money market instruments. In addition, OakBrook may use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The types of derivative instruments that OakBrook may use include, but are not limited to, futures contracts (an agreement to buy or sell an asset in the future at an agreed-upon price) and options (which represent a right or obligation to buy or sell an asset at a predetermined price in the future).

About the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index containing stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market.

International Equity Fund

The Fund's investment objective is capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of large foreign companies. The percentage of the Fund's assets invested in particular geographic sectors may shift from time to time in accordance with the judgment of the portfolio manager. Ordinarily, the Fund invests in at least three different foreign countries.

Lazard seeks to invest in equity securities that it believes represent investment value, based on traditional measures of value, including low price to earnings ratio, high yield, unrecognized assets, potential for management change and the potential to improve profitability.

In addition to common stocks, the Fund also may utilize fixed income securities, including preferred stocks and convertible securities, and money market instruments. The Fund will not invest in fixed income securities rated lower than investment grade by nationally recognized statistical rating organizations, or, if unrated, deemed to be of comparable quality by Lazard. The portion of the Fund's total assets invested in stocks or fixed income securities varies according to Lazard's assessment of market and economic conditions and outlook.

The Fund may engage in forward foreign currency exchange contracts in an attempt to hedge its exposure to currency risks associated with its foreign investments, or to try to enhance its return. The Fund's success in these transactions will depend principally on Lazard's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. In addition, the Fund may also engage in short-selling, which involves selling a security it does not own in anticipation of a decline in the market price of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer, and then purchase the security to replace the borrowed security.

RISK CONSIDERATIONS

Each Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk (All Funds)

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent a Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

The Funds, and particularly the Enhanced Market Fund and the International Equity Fund, also may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, the adviser's or sub-adviser's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that a Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Because industries, companies or countries experiencing economic growth and benefiting from demand trends and themes can change, a Fund's performance could suffer if the adviser or sub-adviser is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which a Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Foreign Investment Risk (Mid Cap Fund, Enhanced Market Fund, and International Equity Fund)

The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Funds may not have access to adequate or reliable company information. Further, transaction costs in foreign jurisdictions may be higher, which can result in lower returns or decreased liquidity. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. While investment in American and Global Depositary Receipts does not eliminate all of the risks inherent in foreign investing, investing in Depositary Receipts rather than directly in a foreign issuer's securities avoids currency risks during the settlement period for purchases and sales.

Emerging Market Risk (International Equity Fund)

Emerging market countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of more developed countries. As a result, these markets may be more volatile and pose risks in addition to, or to a greater extent than, those generally posed by foreign investing.

Mid-Cap Investment Risk (Mid Cap Fund)

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, mid-cap stocks, and thus the Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Interest Rate Risk (All Funds)

Although each Fund's primary investment focus is stocks, each Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which a Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk (All Funds)

Each Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which a Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Derivatives Risk (Enhanced Market Fund and International Equity Fund)

A Fund's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of a Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index. A Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that a Fund will be able to engage in these transactions to reduce exposure to other risks.

Lack of Diversification (International Equity Fund)

The Fund is a non-diversified fund, which means it may concentrate its investments in the securities of a limited number of issuers. However, the Fund will be subject to certain diversification requirements imposed by the Internal Revenue Code. The use of a focused investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of securities.

Active Trading (All Funds)

The Funds will not generally trade in securities for short-term profits. However, each Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact a Fund's performance.

Temporary Investments (All Funds)

AmSouth, Five Points, Bennett Lawrence, OakBrook and Lazard may temporarily invest up to 100% of a Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Funds, their investment strategies, and their risks.

VALUATION OF SHARES

Each Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of a Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of each Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in each Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of the Trust believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of each Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, its investment adviser, and its investment sub-adviser (if any). Each Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of each Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of a Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. Each Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Funds to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Funds served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Each Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to a Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of each Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase, exchange and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUNDS

Investment Adviser

AmSouth. AmSouth Investment Management Company, LLC ("AmSouth"), 1901 Sixth Avenue North, Birmingham, Alabama 35203, is the investment adviser for the Funds. AmSouth is a separate, wholly-owned subsidiary of AmSouth Bancorporation ("AmSouth Bank"), one of the largest banking institutions headquartered in the mid-south region. AmSouth Bank recently reorganized its investment advisory division as AmSouth, which replaced AmSouth Bank as the investment adviser to the Funds. Management and personnel that formerly provided services to the Funds now do so as the personnel of AmSouth. AmSouth Bank reported assets as of December 31, 2001, of $38.6 billion and operated approximately 600 banking offices and 1200 ATMs in Alabama, Florida, Tennessee, Mississippi, Louisiana and Georgia. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915. As of December 31, 2001, AmSouth Bank and its affiliates had over $26.2 billion in assets under discretionary management.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of each Fund, AmSouth is authorized to manage the Funds, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) a fee calculated as a percentage of each Fund's average daily net assets, which is computed daily and paid monthly at the annual rates indicated below, or (b) such amount as may from time to time be agreed upon in writing by the Trust and AmSouth.

Percentage of average daily net assets
Large Cap Fund	0.70%
Mid Cap Fund	0.90%
Enhanced Market Fund	0.45%
International Equity Fund	1.00%

For services provided and expenses assumed during the fiscal year ended December 31, 2001, AmSouth received investment advisory fees from the Funds in the amounts indicated above.

Sub-Advisers

Five Points Capital Advisors ("Five Points"), Bennett Lawrence Management, LLC ("Bennett Lawrence"), OakBrook Investments, LLC ("OakBrook") and Lazard Asset Management ("Lazard") serve as sub-advisers to the Large Cap Fund, Mid Cap Fund, Enhanced Market Fund and International Equity Fund, respectively, in accordance with sub-advisory agreements with AmSouth. Each sub-adviser continuously reviews, supervises and administers its Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth, in accordance with each Fund's investment objective, policies and restrictions.

Five Points. Five Points is a separate, wholly-owned subsidiary of AmSouth Bank, which is a bank affiliate of AmSouth Bancorporation, the parent company of AmSouth. Five Points was organized in 2001 to perform advisory services for investment companies, and has its principal offices at 1901 Sixth Avenue North, Birmingham, Alabama, 35203.

Bennett Lawrence. Bennett Lawrence provides discretionary investment management services to client discretionary accounts totaling approximately $1.2 billion as of December 31, 2001. Its principal offices are located at 757 Third Avenue, New York, New York 10017.

OakBrook. OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, Illinois 60532.

Lazard. Lazard is a division of Lazard Freres & Co. LLC, which is a New York limited liability company, located at 30 Rockefeller Plaza, New York, NY, 10011-6300, and, together with its affiliates, provides investment management services to client discretionary accounts with assets totaling approximately $65.7 billion as of December 31, 2001.

Portfolio Managers

Large Cap Fund: Ronald E. Lindquist is the portfolio manager of the Large Cap Fund. He has been employed by First American National Bank since May 1998 and has been employed by AmSouth since December 1999 and Five Points since 2001. Prior to May 1998, he was employed since 1978 by Deposit Guaranty National Bank and Commercial National Bank, affiliates of AmSouth.

Mid Cap Fund: S. Van Zandt Schreiber is the portfolio manager of the Mid Cap Fund. He is assisted by a team of in-house research analysts. Mr. Schreiber has been the Chief Portfolio Manager at Bennett Lawrence since its inception in August 1995. For more than five years prior thereto, Mr. Schreiber was Managing Director and Senior Growth Portfolio Manager with Deutsche Morgan Grenfell/C.J. Lawrence, Inc.

Enhanced Market Fund: The Fund is managed by a team from OakBrook. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the portfolio managers for the Fund and have the primary responsibility for the day-to-day portfolio management of the Fund. Dr. Wright is OakBrook's President and the Chief Investment Officer. He holds a doctorate in economics. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). He managed ANB's Large Cap Growth Fund and other equity funds starting in 1981. Ms. Sampson is OakBrook's Director of Portfolio Management. She holds a master of arts degree in economics. From 1993 to 1997, Ms. Sampson was Senior Portfolio Manager for ANB. She has worked in the investment field since 1981 and was a portfolio manager at ANB from 1987 to 1997. Dr. Jankovskis is OakBrook's Director of Research. He holds a doctorate in economics. He has conducted economic research since 1988. From August, 1992 to July, 1996, Dr. Jankovskis was an Investment Strategist for ANB, and from July, 1996 to December, 1997, he was the Manager of Research for ANB.

International Equity Fund: The Fund is managed on a team basis. Herbert W. Gullquist and John R. Reinsberg are the principal persons who are primarily responsible for the day to day management of the International Equity Fund. Messrs. Gullquist and Reinsberg have been the International Equity Fund's principal persons since its inception, and have been Managing Directors of Lazard for over five years.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Funds, and BISYS Fund Services acts as the Funds' principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Funds' service providers.

TAXATION

Each Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

Each Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of each Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following tables provide information concerning the historical total return performance of the Class A shares of two series of the AmSouth Funds that have investment objectives, policies and strategies that are substantially similar to those of the indicated Funds, and that are currently managed by the same investment advisers/sub-advisers and portfolio managers ("Similar Funds"). While the investment objectives, policies and risks of a Similar Fund and its corresponding Fund are similar, they are not identical, and the performance of a Similar Fund and its corresponding Fund will vary. The data is provided to illustrate the past performance of the adviser and sub-advisers in managing a substantially similar investment portfolio and does not represent the past performance of the Funds or the future performance of the Funds or their portfolio managers. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Funds or of their portfolio managers.

The performance data shown below reflects the net operating expenses of the Similar Funds, which are lower than the estimated operating expenses of the corresponding Funds (prior to fee waivers and/or expense reimbursements). Performance would have been lower for a Similar Fund if the corresponding Fund's expenses (before waiver and/or reimbursement) were used. In addition, the Similar Funds, unlike the Funds, are not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Funds serve as an underlying investment vehicle. By contrast, investors with contract value allocated to a Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Funds' performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. Performance of the AmSouth International Equity Fund, prior to March 13, 2000, reflects the performance of the Similar Fund as a series of the ISG Funds.

The investment results of the Similar Funds presented below are unaudited and are not intended to predict or suggest results that might be experienced by a Similar Fund or a Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark indexes identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Enhanced Market Fund

Average Annual Total Returns for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2001
Similar Fund/Benchmark	1 Year	Since Inception	Inception Date
AmSouth Enhanced Market Fund*
Assuming imposition of maximum sales charge	-17.39%	5.04%	9/1/98
Absent imposition of sales charge	-12.58%	6.83%	9/1/98
S&P 500(R) Index**	-11.89%	6.95%	9/1/98

_________________
* The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

** The Standard & Poor's 500(R) Composite Stock Price Index is an unmanaged index containing stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

International Equity Fund

Average Annual Total Returns for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2001
Similar Fund/Benchmark	1 Year	Since Inception	Inception Date
AmSouth International Equity Fund*
Assuming imposition of maximum sales charge	-28.47%	-3.59%	8/15/97
Absent imposition of sales charge	-24.31%	-2.34%	8/15/97
MSCI EAFE(R) Index**	-21.21%	-3.11%	7/31/97

_________________
* The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

** The Morgan Stanley Capital International EAFE (Europe, Australasia, Far East) Index ("MSCI EAFE(R) Index") is a widely recognized, unmanaged index of foreign securities representing major non-U.S. stock markets.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following tables are included to assist investors in evaluating the financial performance of each Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in a Fund would have earned (or lost) during the period. This information has been audited by Ernst & Young LLP for the fiscal year ended December 31, 2001, and by other auditors for the prior fiscal year. This information, along with the Funds' financial statements, is included in the most recent annual report, which is available upon request.

Large Cap Fund

For a share outstanding throughout the period:	Year Ended December 31, 2001	Period Ended December 31, 2000(a)

Net Asset Value, Beginning of Period	$ 10.00	$ 10.00

Operations:
Net realized/unrealized losses from investments	(0.88)	--
Total from operations	(0.88)	--
Net Asset Value, End of Period	$ 9.12	$ 10.00

Total Return	(8.77%)	0.00%(b)

Ratios/Supplemental Data:
Net assets at end of period (000)	$ 6,450	$ 4,999
Ratio of expenses to average net assets	1.16%	1.25%(c)
Ratio of net investment loss to average net assets	(0.04)%	(1.25)%(c)
Ratio of expenses to average net assets*	2.05%	14.96%(c)
Portfolio turnover	4.81%	0.00%

_______________________________
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Not annualized.
(c) Annualized.
* During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

Mid Cap Fund

For a share outstanding throughout the period:	Year Ended December 31, 2001	Period Ended December 31, 2000(a)

	$ 10.00
Net Asset Value, Beginning of Period	$ 10.00

Operations:
Net investment loss	(0.09) (2.32)	-- --
Net realized/unrealized losses from investments

Total from operations	(2.41)	--
Net Asset Value, End of Period	$ 7.59	$ 10.00

Total Return	(24.10%)	0.00%(b)

Ratios/Supplemental Data:
Net assets at end of period (000)	$ 4,312	$ 4,999
Ratio of expenses to average net assets	1.24%	1.25% (c)
Ratio of net investment loss to average net assets	(1.11%)	(1.25)% (c)
Ratio of expenses to average net assets*	2.40%	15.16% (c)
Portfolio turnover	101.57%	0.00%

_______________________________
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Not annualized.
(c) Annualized.
* During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated

Enhanced Market Fund
For a share outstanding throughout the period:	Year Ended December 31, 2001	Period Ended December 31, 2000(a)

Net Asset Value, Beginning of Period	$ 10.00	$ 10.00

Operations:
Net investment income	0.02	--
Net realized/unrealized losses from investments and futures	(1.31)	--
Total from operations	(1.29)	--
Dividends: From net investment income	(0.01)	--

Net Asset Value, End of Period	$ 8.70	$ 10.00

Total Return	(12.88%)	0.00%(b)

Ratios/Supplemental Data:
Net assets at end of period (000)	$ 5,466	$ 4,999
Ratio of expenses to average net assets	1.24%	1.25%(c)
Ratio of net investment income/(loss) to average net assets	0.16%	(1.25)%(c)
Ratio of expenses to average net assets*	2.12%	14.71%(c)
Portfolio turnover	94.81%	0.00%

_______________________________
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Not annualized.
(c) Annualized.
* During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated

International Equity Fund

For a share outstanding throughout the period:	Year Ended December 31, 2001	Period Ended December 31, 2000(a)

Net Asset Value, Beginning of Period	$ 10.00	$ 10.00

Operations:
Net investment income	0.04	--
Net realized/unrealized losses from investments	(2.45)	--

Total from operations	(2.41)	--
Net Asset Value, End of Period	$ 7.59	$ 10.00

Total Return	(24.10%)	0.00%(b)

Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 7,707	$ 9,999
Ratio of expenses to average net assets	1.50%	1.50%(c)
Ratio of net investment income/(loss) to average net assets	0.45%	(1.50)% (c)
Ratio of expenses to average net assets*	2.62%	8.65% (c)
Portfolio turnover	60.35%	0.00%

_______________________________
(a) For the period from December 29, 2000 (commencement of operations) through December 31, 2000.
(b) Not annualized.
(c) Annualized.
* During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about each Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and SAI, or request other information and discuss any questions about the Funds, by contacting a broker or bank that sells an insurance contract that offers the Funds as investment options. Or contact the Funds at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-451-8382

Investors can review and copy the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Funds:

.  For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

AmSouth Capital Growth Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-888-451-8382

The AmSouth Capital Growth Fund seeks capital growth by investing primarily in equity securities of U.S. companies with market capitalizations of at least $500 million. The Fund's goals and investment program are described in detail inside. AmSouth Investment Management Company, LLC ("AmSouth") serves as the Fund's investment adviser, and Five Points Capital Advisors ("Five Points") serves as the investment sub-adviser of the Fund.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and Five Points.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
Fund Performance
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser and Sub-Adviser
  Administrator and Distributor
TAXATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks capital growth.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations of at least $500 million. The Fund intends to invest primarily in companies that Five Points believes offer opportunities for capital appreciation and growth of earnings.

In managing the Fund, Five Points identifies industries that it believes offer the potential for future expansion, and then uses fundamental analysis of company financial statements to identify companies with solid prospects for growth. Five Points will also consider other factors in selecting investments for the Fund, including the development of new or improved products or services, opportunities for greater market share, more effective management or other signs that the company may experience greater than average earnings growth and capital appreciation.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities, such as common stocks. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. Further, investments in small- and medium-sized companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

Because the Fund may concentrate its investments in a relatively small number of issuers, it may be exposed to risks caused by events that affect particular companies to a greater extent than more broadly diversified mutual funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund recently began operations, it does not have a calendar year of performance information to compare against other mutual funds, or a broad measure of securities market performance, such as an index.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth or Five Points acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations of at least $500 million that Five Points believes offer opportunities for capital and earnings growth. Such growth stocks typically offer strong revenue and earnings potential, and accompanying capital growth, with less dividend income than value stocks. In evaluating prospective investments, Five Points considers both broad economic, industry or market trends, as well as company-specific considerations, to identify companies that it believes will have greater than average earnings growth and capital appreciation.

The Fund also may invest in equity and debt securities of domestic and foreign issuers when Five Points believes that such securities offer opportunities for growth. These may include high yield debt securities that are considered to be below investment grade. These securities, also known as "junk bonds," are considered to be speculative with respect to the payment of principal and interest.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different from its principal strategies discussed above. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

The Fund also may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, Five Point's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that the Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Because industries or companies experiencing growth can change, the Fund's performance could suffer if Five Points is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which the Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Small- and Mid-Cap Investment Risk

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, small- and mid-cap stocks, and thus the Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Foreign Investment Risk

The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. Further, transaction costs in foreign jurisdictions may be higher, which can result in lower returns or decreased liquidity. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

Interest Rate Risk

Although the Fund's primary investment focus is stocks, it may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Fund may invest in lower rated fixed income securities. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Lack of Diversification

The Fund is a non-diversified fund, which means it may concentrate its investments in the securities of a limited number of issuers. However, the Fund will be subject to certain diversification requirements imposed by the Internal Revenue Code. The use of a focused investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of securities.

Active Trading

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Temporary Investments

Five Points may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, their investment strategies, and their risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, AmSouth and Five Points. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

AmSouth. AmSouth Investment Management Company, LLC ("AmSouth"), 1901 Sixth Avenue North, Birmingham, Alabama 35203, is the investment adviser for the Fund. AmSouth is a separate, wholly-owned subsidiary of AmSouth Bancorporation ("AmSouth Bank"), one of the largest banking institutions headquartered in the mid-south region. AmSouth Bank reported assets as of December 31, 2001 of $38.6 billion and operated approximately 600 banking offices and 1200 ATM locations in Alabama, Florida, Tennessee, Mississippi, Louisiana and Georgia. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915. As of December 31, 2001, AmSouth Bank and its affiliates had over $26.2 billion in assets under discretionary management.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth is authorized to manage the Fund, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) 0.70% of the Fund's daily net assets, which is computed daily and paid monthly or (b) such amount as may from time to time be agreed upon in writing by the Trust and AmSouth.

Five Points. Five Points serves as investment sub-adviser of the Fund in accordance with a sub-advisory agreement with AmSouth. Five Points makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses assumed under the sub-advisory agreements, Five Points is entitled to a fee payable by AmSouth.

Five Points is a separate, wholly-owned subsidiary of AmSouth Bank, which is a bank affiliate of AmSouth Bancorporation, the parent company of AmSouth. Five Points was organized in 2001 to perform advisory services for investment companies, and has its principal offices at 1901 Sixth Avenue North, Birmingham, Alabama, 35203.

Charles E. Winger is the portfolio manager of the Fund. He has been a Trust Officer of First American National Bank since 1988 and has been employed by AmSouth since 1999 and Five Points since 2001.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during the period. This information has been audited by Ernst & Young LLP for the fiscal year ended December 31, 2001. This information, along with the Fund's financial statements, is included in the Fund's most recent annual report, which is available upon request.

For a share outstanding throughout the period:	Period Ended December 31, 2001(a)

Net Asset Value, Beginning of Period	$ 10.00

Operations:
Net investment loss	(0.03)
Net realized/unrealized losses from investments	(0.97)

Total from operations	(1.00)

Net Asset Value, End of Period	$ 9.00

Total Return	(10.00%)(b)

Ratios/Supplemental Data:
Net assets at end of period (000's)	$ 2,098
Ratio of expenses to average net assets	1.24%(c)
Ratio of net investment loss to average net assets	(0.71%)(c)
Ratio of expenses to average net assets*	4.50%(c)
Portfolio turnover	32.13%

_____________________________
(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
* During the period certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

____________________________________________________________________________________

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-451-8382

____________________________________________________________________________________

Investors can review and copy the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.  For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

AmSouth Equity Income Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-451-8382

The AmSouth Equity Income Fund seeks to provide above average income and capital appreciation by investing in equity securities, and primarily in income-producing equity securities. The Fund's goals and investment program are described in detail inside. AmSouth Investment Management Company, LLC ("AmSouth") serves as the Fund's investment adviser, and Rockhaven Asset Management, LLC ("Rockhaven") serves as the investment sub-adviser of the Fund.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and Rockhaven.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser and Sub-Adviser
  Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
  Prior Performance of Portfolio Manager
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks to provide above average income and capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities, and will primarily invest in income-producing common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities generally will change in value inversely with changes in interest rates. Also, an investment by the Fund in fixed income securities generally will expose the Fund to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. This risk may be greater with respect to the Fund's investments in lower rated securities.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index"), a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	12.36% 1998	25.00% 1999	-2.13% 2000	-10.97% 2001
Best Quarter:	19.65%	12/31/99
Worst Quarter:	-12.32%	9/30/01

Average Annual Total Return* (for the periods ended December 31, 2001)
	Past Year	Since Inception (October 23, 1997)
Fund S&P 500(R) Index*	-10.97% -11.89%	5.57% 7.02%

__________________
* Assumes reinvestment of dividends and distributions.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth or Rockhaven acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks to provide above average income and capital appreciation. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities, and will primarily invest in income producing common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund's stock selection emphasizes those common stocks in each sector that have good value, attractive yield, and dividend growth potential. The Fund also utilizes convertible securities, which typically offer higher yields and good potential for capital appreciation. The portion of the Fund's total assets invested in common stocks, preferred stocks, and convertible securities varies according to Rockhaven's assessment of market and economic conditions and outlook. Most companies in which the Fund invests are listed on national securities exchanges.

Rockhaven seeks to invest in equity securities which are believed to represent investment value. Factors which may be considered in selecting equity securities include industry and company fundamentals, historical price relationships, and/or underlying asset value.

The Fund may invest in companies of any size, although most equities purchased will be issued by companies whose market capitalizations are large relative to the entirety of the U.S. securities markets, but not as large as many of the securities represented in such broad market indexes as the S&P 500(R) Index.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in its most recent annual/semi-annual report and in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the equities of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in equities issued by foreign companies. The equities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

Rockhaven tries to manage market risk by primarily investing in relatively large capitalization "value" equities of U.S. issuers. Equities of larger companies tend to be less volatile than those of smaller companies, and value equities in theory limit downside risk because they are underpriced. Of course, Rockhaven's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Interest Rate Risk

The Fund may invest in debt securities and other types of fixed income securities, such as convertible preferred stock and convertible bonds and debentures. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in convertible securities and debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

The Fund may invest in lower rated convertible securities and debt obligations, including convertible securities that are not "investment grade", which are commonly referred to as "junk bonds". To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Rockhaven attempts to reduce the credit risk associated with lower rated securities through diversification of the Fund's portfolio, credit analysis of each issuer in which the Fund invests, and monitoring broad economic trends and corporate and legislative developments. However, there is no assurance that Rockhaven will successfully or completely reduce credit risk.

Active Trading

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Temporary Investments

Rockhaven may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day (other than a day on which there are insufficient changes in the value of the Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, AmSouth and Rockhaven. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

AmSouth. AmSouth Investment Management Company, LLC ("AmSouth"), 1901 Sixth Avenue North, Birmingham, Alabama, 35203, is the investment adviser of the Fund. AmSouth is a separate, wholly-owned subsidiary of the AmSouth Bancorporation ("AmSouth Bank"), one of the largest banking institutions headquartered in the mid-south region. AmSouth Bank recently reorganized its investment advisory division as AmSouth, which replaced AmSouth Bank as the investment adviser to the Fund. Management and personnel that formerly provided services to the Fund now do so as the personnel of AmSouth. AmSouth Bank reported assets as of December 31, 2001 of $38.6 billion and operated approximately 600 banking offices and 1200 ATM locations in Alabama, Florida, Tennessee, Mississippi, Louisiana and Georgia. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915. As of December 31, 2001, AmSouth Bank and its affiliates had over $26.2 billion in assets under discretionary management.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth is authorized to manage the Fund, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.60% of the Fund's daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. For services provided and expenses assumed during the fiscal year ended December 31, 2001, AmSouth received an investment advisory fee equal to 0.60% of the Fund's average daily net assets, out of which it paid a sub-advisory fee to Rockhaven equal to 0.36% of the Fund's average daily net assets.

Rockhaven. Rockhaven serves as investment sub-adviser of the Fund in accordance with a sub-advisory agreement with AmSouth. Rockhaven makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses assumed under the sub-advisory agreement, Rockhaven is entitled to a fee payable by AmSouth, as described above.

Rockhaven is 50% owned by AmSouth Bank and 50% owned by Mr. Christopher H. Wiles. Rockhaven was organized in 1997 to perform advisory services for investment companies and has its principal offices at 100 First Avenue, Suite 1050, Pittsburgh, Pennsylvania 15222.

Mr. Wiles is the portfolio manager for the Fund and, as such, has the primary responsibility for the day-to-day portfolio management of the Fund. Mr. Wiles is the President and Chief Investment Officer of Rockhaven. From May, 1991 to January, 1997, he was portfolio manager of the Federated Equity Income Fund.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Trust shares (formerly Premier Shares) class of the AmSouth Equity Income Fund (the "Similar Fund"), a series of the AmSouth Mutual Funds. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund and is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of AmSouth and Rockhaven in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The performance data shown below reflects the operating expenses of the Similar Fund, which are lower than the expenses of the Fund. Performance would have been lower for the Similar Fund if the Fund's expenses were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Return for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2001
Similar Fund/Benchmark	1 Year	Since Inception (September 7, 1997)
AmSouth Equity Income Fund* S&P 500(R) Index**	-11.18% -11.89%	8.54% 7.22%

_________________
* The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or expense reimbursements, Similar Fund performance would have been lower.

** The Standard & Poor's 500 Composite Stock Price Index is an unmanaged index containing common stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

Prior Performance of Portfolio Manager

From August 1, 1991 to January 31, 1997, Christopher Wiles, the portfolio manager of the Fund, was the portfolio manager of the Federated Equity Income Fund, which had investment objectives, policies and strategies that were substantially similar to those of the Fund. The cumulative total return for the Class A Shares of the Federated Equity Income Fund from August 1, 1991 through January 31, 1997 was 139.82%, absent the imposition of a sales charge. The cumulative total return for the same period for the S&P 500(R) Index was 135.09%. The cumulative total return for the Class B Shares of the Federated Equity Income Fund from September 27, 1994 (date of initial public offering) through January 31, 1997 was 62.64%, absent the imposition of a contingent deferred sales charge. The cumulative total return for the same period for the S&P 500(R) Index was 79.69%. At January 31, 1997, the Federated Equity Income Fund had approximately $970 million in net assets.

The Federated Equity Income Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

As portfolio manager of the Federated Equity Income Fund, Mr. Wiles had full discretionary authority over the selection of investments for that fund. Average annual total returns for the one-year, three-year, and five-year periods ended January 31, 1997 and for the entire period during which Mr. Wiles managed the Class A Shares of the Federated Equity Income Fund and for the one-year and since inception period for the Class B Shares of the Federated Equity Income Fund compared with the performance of the S&P 500(R) Index and the Lipper Equity Income Fund Index were:

Prior Performance of Class A Shares and Class B Shares of the Federated Equity Income Fund
	Federated Equity Income Fund+*	S&P 500(R) Index	Lipper Equity Income Fund Index #
CLASS A SHARES (absent imposition of sales charge)
One Year	23.26%	26.34%	19.48%
Three Years	17.03%	20.72%	15.09%
Five Years	16.51%	17.02%	14.73%
August 1, 1991 through January 31, 1997	17.25%	16.78%	14.99%
CLASS A SHARES (assuming imposition of the Federated Equity Income Fund's maximum sales charge)
One Year	16.48%
Three Years	14.85%
Five Years	15.20%
August 1, 1991 through January 31, 1997	16.05%
CLASS B SHARES (absent imposition of contingent deferred sales charge)
One Year	22.26%	26.34%	19.48%
September 27, 1994 through January 31, 1997	23.15%	28.44%	20.65%
CLASS B SHARES (assuming imposition of the Federated Equity Income Fund's maximum contingent deferred sales charge)
One Year	16.76%
September 27, 1994 through January 31, 1997	22.79%

___________________
+ Average annual total return reflects changes in share prices and reinvestment of dividends and distributions and is net of fund expenses.

* During the period from August 1, 1991 through January 31, 1997, the operating expense ratio of the Class A Shares (the shares most similar to the shares of the Fund) of the Federated Equity Income Fund ranged from 0.95% to 1.05% of the fund's average daily net assets. During the period from September 27, 1994 through January 31, 1997 the operating expense ratio for the Class B Shares of the Federated Equity Income Fund ranged from 1.80% to 1.87% of the fund's average daily net assets. The operating expenses of the Class A Shares and Class B Shares of the Federated Equity Income Fund were lower and higher, respectively, than the operating expenses of the Fund. If the operating expenses of the Fund are higher than the historical operating expenses of the Federated Equity Income Fund, this could negatively affect performance of a similar investment program.

# The Lipper Equity Income Fund Index is composed of managed funds that seek relatively high current income and growth of income through investing 60% of more of their portfolios in equities.

The Federated Equity Income Fund is a separate fund and its historical performance is not indicative of the potential performance of the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during each period. This information has been audited by Ernst & Young LLP for the fiscal year ended December 31, 2001, and by other auditors for the prior fiscal years. This information, along with the Fund's financial statements, is included in the Fund's most recent annual report, which is available upon request.

	Years ended December 31,				Period Ended December 31,
For a share outstanding throughout the period:	2001	2000	1999	1998	1997(a)

Net Asset Value, Beginning of Period	$ 13.25	$ 13.89	$ 11.26	$ 10.23	$ 10.00

Operations:
Net investment income	0.12	0.21	0.15	0.22	0.03
Net realized/unrealized gains (losses) from investments and option contracts	(1.57)	(0.48)	2.64	1.03	0.23

Total from operations	(1.45)	(0.27)	2.79	1.25	0.26

Dividends:
From net investment income	(0.17)	(0.21)	(0.16)	(0.22)	(0.03)
From net realized gains from investment transactions	--	(0.16)	--	--	--

Total from dividends	(0.17)	(0.37)	(0.16)	(0.22)	(0.03)

Net Asset Value, End of Period	$ 11.63	$ 13.25	$ 13.89	$ 11.26	$ 10.23

Total Return	(10.97%)	(2.13%)	25.00%	12.36%	2.27%(b)

Ratios/Supplemental Data:
Net assets at end of period (000)	$ 77,450	$ 85,525	$ 35,554	$ 22,543	$ 2,387
Ratio of expenses to average net assets	1.19%	1.18%	1.22%	1.14%	1.22%(c)
Ratio of net investment income to average net assets	1.01%	1.49%	1.31%	2.13%	2.39%(c)
Ratio of expenses to average net assets*	(d)	1.19%	1.37%	1.53%	7.26%(c)
Portfolio turnover	202.92%	167.96%	110.31%	120.83%	4.00%

____________________________
(a) For the period from October 23, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
(d) There were no fee reductions/reimbursements during the period.
* During the period, certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

____________________________________________________________________________________

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-451-8382

____________________________________________________________________________________

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.  For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

AmSouth Select Equity Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-451-8382

The AmSouth Select Equity Fund seeks to provide long-term growth of capital by investing in equity securities, including, common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks. The Fund's goals and investment program are described in detail inside. AmSouth Investment Management Company, LLC ("AmSouth") serves as the Fund's investment adviser, and OakBrook Investments, LLC ("OakBrook") serves as the investment sub-adviser of the Fund.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, AmSouth, and OakBrook.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser and Sub-Adviser
  Administrator and Distributor
TAXATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks to provide long-term growth of capital.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities, consisting of common stocks and securities convertible into common stocks, such as convertible bonds and convertible preferred stocks, of companies with market capitalizations that are greater than $2 billion at the time of purchase. The portfolio manager does not currently intend to purchase convertible securities.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks, although the Fund's investment strategies seek out stocks that tend to be less volatile than many common stocks over the long term. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities generally will change in value inversely with changes in interest rates. Also, an investment by the Fund in fixed income securities generally will expose the Fund to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. Because the Fund may concentrate its investments in a relatively small number of issuers, it may be exposed to risks caused by events that affect particular companies to a greater extent than more broadly diversified mutual funds.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500(R) Index"), a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*
Bar Chart	11.96% 2000	8.26% 2001
Best Quarter:	17.63%	12/31/00
Worst Quarter:	-8.21%	03/3/00

Average Annual Total Return* (for the periods ended December 31, 2001)
	Past Year	Since Inception (May 3, 1999)
Fund S&P 500(R) Index*	8.26% -11.89%	1.34% -4.32%

__________________
* Assumes reinvestment of dividends and distributions.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which AmSouth or OakBrook acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund seeks to provide long-term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its assets in companies that possess a dominant market share and have a barrier, such as a patent or well-known brand name, that shields its market share and profits from competitors. These companies typically have long records of stable earnings growth. OakBrook continuously monitors this universe of companies looking for opportunities to purchase such stocks at reasonable prices.

In managing the investment portfolio for the Fund, OakBrook may focus on a relatively limited number of stocks (generally 25 or less). OakBrook believes that this investment strategy has the potential for higher total returns than an investment strategy calling for investment in a larger number of securities.

In addition to its principal strategies discussed above, the Fund may invest in securities issued by companies with market capitalizations below $2 billion, or invest in futures and options contracts for purposes of hedging the Fund's portfolio or maintaining its exposure to the equity markets. The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than the strategies mentioned here. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk

Although common stocks historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the common stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in securities issued by foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their securities.

Interest Rate Risk

The Fund may invest in debt securities and other types of fixed income securities, such as convertible preferred stock and convertible bonds. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in convertible securities and debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares. The Fund also may be subject to credit risks posed by counterparties to futures and option contracts.

The Fund may invest in lower rated convertible securities and debt obligations. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments. Reduced liquidity may prevent the Fund from selling a security at the time and price that would be most beneficial to the Fund.

Diversification

The Fund is a non-diversified fund, which means it may concentrate its investments in the securities of a limited number of issuers. However, the Fund will be subject to certain diversification requirements imposed by the Internal Revenue Code. The use of a focused investment strategy may increase the volatility of the Fund's investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a diversified portfolio. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it been invested in a greater number of securities.

Temporary Investments

OakBrook may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not business days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, AmSouth and OakBrook. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser and Sub-Adviser

AmSouth. AmSouth Investment Management Company, LLC ("AmSouth"), 1901 Sixth Avenue North, Birmingham, Alabama 35203, is the investment adviser of the Fund. AmSouth is a separate, wholly-owned subsidiary of AmSouth Bancorporation ("AmSouth Bank"), one of the largest banking institutions headquartered in the mid-south region. AmSouth Bank recently reorganized its investment advisory division as AmSouth, which replaced AmSouth Bank as the investment adviser to the Fund. Management and personnel that formerly provided services to the Fund now do so as the personnel of AmSouth. AmSouth Bank reported assets as of December 31, 2001 of $38.6 billion and operated approximately 600 banking offices and 1200 ATM locations in Alabama, Florida, Tennessee, Mississippi, Louisiana and Georgia. AmSouth Bank has provided investment management services through its Trust Investment Department since 1915. As of December 31, 2001, AmSouth Bank and its affiliates had over $26.2 billion in assets under discretionary management.

Subject to the general supervision of the Board of Trustees and in accordance with the investment objective and restrictions of the Fund, AmSouth is authorized to manage the Fund, make decisions with respect to and place orders for all purchases and sales of its investment securities, and maintain its records relating to such purchases and sales.

Under an investment advisory agreement between the Trust and AmSouth, the fee payable to AmSouth by the Trust for investment advisory services is the lesser of (a) a fee computed daily and paid monthly at the annual rate of 0.80% of the Fund's daily net assets or (b) such fee as may from time to time be agreed upon in writing by the Trust and AmSouth. For services provided and expenses assumed during the fiscal year ended December 31, 2001, AmSouth received an investment advisory fee equal to 0.72% of the Fund's average daily net assets, out of which it paid a sub-advisory fee to OakBrook equal to 0.504% of the Fund's average daily net assets.

OakBrook. OakBrook serves as investment sub-adviser of the Fund in accordance with a sub-advisory agreement with AmSouth. OakBrook makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program, subject to the general supervision of the Board of Trustees and AmSouth in accordance with the Fund's investment objective, policies and restrictions. For its services and expenses incurred under the sub-advisory agreement, OakBrook is entitled to a fee payable by AmSouth.

OakBrook is 50% owned by AmSouth Bank and 50% owned by Neil Wright, Janna Sampson and Peter Jankovskis. OakBrook was organized in February, 1998 to perform advisory services for investment companies and other institutional clients and has its principal offices at 701 Warrenville Road, Suite 335, Lisle, Illinois 60532.

The Fund is managed by a team from OakBrook. Dr. Neil Wright, Ms. Janna Sampson and Dr. Peter Jankovskis are the portfolio managers for the Fund and have the primary responsibility for the day-to-day portfolio management of the Fund. Dr. Wright is OakBrook's President and the Chief Investment Officer. He holds a doctorate in economics. From 1993 to 1997, Dr. Wright was the Chief Investment Officer of ANB Investment Management & Trust Co. ("ANB"). He managed ANB's Large Cap Growth Fund and other equity funds starting in 1981. Ms. Sampson is OakBrook's Director of Portfolio Management. She holds a master of arts degree in economics. From 1993 to 1997, Ms. Sampson was Senior Portfolio Manager for ANB. She has worked in the investment field since 1981 and was a portfolio manager at ANB from 1987 to 1997. Dr. Jankovskis is OakBrook's Director of Research. He holds a doctorate in economics. He has conducted economic research since 1988. From August, 1992 to July, 1996, Dr. Jankovskis was an Investment Strategist for ANB, and from July, 1996 to December, 1997, he was the Manager of Research for ANB.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during the period. This information has been audited by Ernst & Young LLP for the fiscal year ended December 31, 2001, and by other auditors for the prior fiscal years. This information, along with the Fund's financial statements, is included in the Fund's most recent annual report, which is available upon request.

For a share outstanding throughout the period:	Years Ended December 31,	Period Ended December 31,
	2001	2000	1999(a)

Net Asset Value, Beginning of Period	$ 9.42	$ 8.51	$ 10.00

Operations:
Net investment income	0.04	0.08	0.04
Net realized/unrealized gains (losses) from investments and futures	0.73	0.92	(1.49)

Total from operations	0.77	1.00	(1.45)

Dividends:
From net investment income	(0.04)	(0.07)	(0.04)
From net realized gains from investment transactions	--	(0.01)	--
From tax return of capital	--	(0.01)	--

Total from dividends	(0.04)	(0.09)	(0.04)

Net Asset Value, End of Period	$ 10.15	$ 9.42	$ 8.51

Total Return	8.26%	11.96%	(14.51%)(b)

Ratios/Supplemental Data:
Net assets at end of period (000)	$ 19,267	$ 4,873	$ 2,881
Ratio of expenses to average net assets	1.25%	1.24%	1.23%(c)
Ratio of net investment income to average net assets	0.52%	0.94%	0.69%(c)
Ratio of expenses to average net assets*	1.63%	3.07%	3.50%(c)
Portfolio turnover	16.43%	43.80%	18.21%

_____________________________
(a) For the period from May 3, 1999 (commencement of operations) through December 31, 1999.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reduced/reimbursed. If such reductions/reimbursements had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies the of reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

____________________________________________________________________________________

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-451-8382

____________________________________________________________________________________

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.  For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company file no. 811-8644.

Fifth Third Quality Growth VIP Fund
Fifth Third Balanced VIP Fund
Fifth Third Mid Cap VIP Fund
Fifth Third Disciplined Value VIP Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-451-8382

This prospectus describes four mutual funds offered by Variable Insurance Funds (the "Trust"):

Fifth Third Quality Growth VIP Fund, which seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies.
Fifth Third Balanced VIP Fund, which seeks capital appreciation and current income by investing in equities, bonds and money market instruments.
Fifth Third Mid Cap VIP Fund, which seeks long-term capital appreciation by investing primarily in equity securities of mid-cap companies.
Fifth Third Disciplined Value VIP Fund, which seeks long-term capital appreciation by investing primarily in equity securities of mid- and large-cap companies.

The Funds' goals and investment programs are described in more detail inside. Fifth Third Asset Management Inc. ("Fifth Third"), a subsidiary of Fifth Third Bank, serves as each Fund's investment advisor.

The Funds sell their shares to insurance company separate accounts, so that the Funds may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Funds also may sell their shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and Fifth Third.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Funds' shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARIES
  Quality Growth Fund
  Balanced Fund
  Mid Cap Fund
  Disciplined Value Fund
INVESTMENT OBJECTIVES AND STRATEGIES
  Quality Growth Fund
  Balanced Fund
  Mid Cap Fund
  Disciplined Value Fund
RISK CONSIDERATIONS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUNDS
  Investment Advisor
  Portfolio Managers
  Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
  Balanced Fund
  Mid-Cap Fund
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARIES

Quality Growth Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies each having at least $1 billion in market capitalization at the time of purchase. The Fund generally intends to invest its assets in equity securities that Fifth Third believes have above-average potential for growth in revenues, earnings or assets. To determine whether a company has a strong potential for growth, Fifth Third generally looks for a strong record of earnings growth and examines the company's current ratio of debt to capital and the quality of its management. While the Fund generally anticipates investing in common stocks, a portion of the Fund's assets may be invested in preferred stocks or bonds convertible into common stock. The Fund also may invest a portion of its assets in foreign securities or American Depositary Receipts ("ADRs").

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities, and growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. The Fund is subject to risks posed by foreign investments, including the risk that fluctuations in foreign exchange rates could affect the value of the Fund's investments. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund recently began operations, it does not have a calendar year of performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

Balanced Fund

Investment Objectives

The Fund seeks capital appreciation and current income.

Principal Investment Strategies

Under normal market conditions, the Fund uses an asset allocation strategy, investing in three primary categories of securities: equities, bonds and money market instruments. Under normal market conditions, the Fund intends to invest between 50% and 75% of total assets in equities, consisting of common stocks, convertible preferred stocks and convertible corporate bonds; 25% to 40% of total assets in bonds, consisting of U.S. Treasury bills, notes and bonds, debt securities of U.S. Government agencies and instrumentalities, and corporate debt securities; and 0% to 25% in money market instruments. By analyzing financial trends and market conditions, Fifth Third may adjust its allocations from time to time.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks and other equity securities. The Fund is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds, preferred stocks, and debt securities, generally will change in value inversely with changes in interest rates. The Fund's investments, and particularly its investments in fixed income securities, also may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations. Further, the Fund is subject to asset allocation risk, which is the risk that the Fund will not correctly anticipate the relative performance of the different asset classes in which it may invest.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, Fifth Third's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

Mid Cap Fund

Investment Objectives

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities issued by mid-cap companies. Mid-cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies represented in the Russell Midcap(R) Index (generally, between $500 million and $10 billion). The Fund intends to invest primarily in equity securities of companies that Fifth Third believes have the potential for long-term revenue and earnings growth, solid balance sheets and the potential to pay dividends. While the Fund generally anticipates investing in common stocks, a portion of the Fund's assets may be invested in preferred stocks or securities convertible into common stock. The Fund may earn current income mainly from stock dividends and from interest income paid on portfolio investments such as convertible securities.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stock. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. Further, investments in mid-cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets, and lesser financial resources.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, Fifth Third's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

Disciplined Value Fund

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of mid- and large-cap companies that Fifth Third believes have the potential to provide capital appreciation. Fifth Third attempts to identify undervalued securities through traditional measures of value, including low ratios of share price to book value, net asset value, earnings and cash flow. The Fund expects to earn income from stock dividends and from interest on convertible securities.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-cap stocks and mid-cap stocks may fall out of favor with investors. Investments in mid-cap companies typically involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of smaller size, limited markets, and lesser financial resources. The market could favor growth stocks to the exclusion of value stocks. In addition, value stocks may, in fact, not be undervalued, or their value may never be recognized by the market.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund has no investment track record, it has no performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

INVESTMENT OBJECTIVES AND STRATEGIES

Investors should be aware that the investments made by a Fund and the results achieved by a Fund at any given time are not expected to be the same as those made by other mutual funds for which Fifth Third acts as investment advisor, including mutual funds with names, investment objectives and policies similar to the Funds. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to a Fund.

Each Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on each Fund's investment strategies may be found in the Statement of Additional Information (see back cover).

Quality Growth Fund

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies having at least $1 billion in market capitalization.

Fifth Third uses a flexible investment approach under which the Fund will invest primarily in "growth" stocks. Growth stocks typically offer strong revenue and earnings potential and accompanying capital growth, with less dividend income than value stocks and dividend-paying stocks. In evaluating prospective investments, Fifth Third may consider broad economic, industry or market trends, company-specific factors such as the company's record of earnings growth, its current level of debt and the quality of its management, and historical valuation measurements such as price-earnings ratios, profit margins and liquidation values. Subject to its stated investment policy, the Fund may invest in companies of any size.

The Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The portion of the Fund's total assets invested in common stock, preferred stock, and convertible securities varies according to Fifth Third's assessment of market and economic conditions and outlook.

The Fund may invest in securities issued by foreign companies, as well as ADRs, which are U.S. dollar-denominated receipts (typically issued by a U.S. bank or trust company) evidencing ownership of underlying foreign securities. The Fund may enter into currency swaps (an exchange of rights to make or receive payments in specified currencies) or engage in forward foreign currency exchange contracts in an attempt to hedge its exposure to currency risks associated with its foreign investments, or to try to enhance its return.

Fifth Third also may use derivative instruments for risk management purposes or as part of the Fund's investment strategies. Derivative instruments are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, or related indexes. The types of derivative instruments that Fifth Third may use include, but are not limited to, futures contracts (an agreement to buy or sell an asset in the future at an agreed-upon price), options (which represent a right or obligation to buy or sell an asset at a predetermined price in the future), and hybrid instruments (which combine the characteristics of securities, futures and options).

Balanced Fund

The Fund's investment objectives are capital appreciation and current income. The investment objectives are not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund uses an asset allocation strategy, investing in three primary categories of securities: equities, bonds and money market securities.

The equity position of the Fund generally will be invested in high quality mid-or large-cap growth companies. In choosing investments, Fifth Third looks for companies with a strong record of earnings growth, a favorable ratio of debt to capital, and high-quality management. While greater emphasis generally will be placed on larger companies when Fifth Third believes that market conditions favor securities of mid-cap companies.

The bond position of the Fund's portfolio generally will be invested in high quality debt securities with maturities ranging from overnight to thirty years in length. The Fund will attempt to maintain the average weighted portfolio maturity of the bond portion of the Fund's portfolio from between 5 and 9 years. At the time of investment, corporate bonds and convertible securities in which the Fund will invest will be rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's Ratings Group or in the Baa rating category or higher by Moody's Investors Services, Inc., or their unrated equivalents. In selecting fixed income securities, Fifth Third considers, among other things, the remaining maturity, the stated interest rate and the price of the security, as well as the financial condition of the issuer and its prospects for long-term growth of earnings and revenues.

Mid Cap Fund

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities issued by mid-cap companies. Mid-cap companies are companies with market capitalizations no larger than 110%, and no smaller than 90%, of the market capitalizations of the companies represented in the Russell Midcap(R) Index (generally, between $500 million and $10 billion).

In choosing stocks for the Fund, Fifth Third intends to invest in companies that have the potential for long-term revenue and earnings growth, solid balance sheets and the potential to pay dividends. Fifth Third selects its investments using traditional research techniques, which include projections of earnings and dividend growth and the expected volatility of the markets in which the companies do business.

The Fund also may invest in debt securities, securities issued by foreign companies and American Depositary Receipts, which are U.S. dollar-denominated receipts (typically issued by a U.S. bank or trust company) evidencing ownership of underlying foreign securities.

The Fund may earn dividend and interest income. The Fund may invest in convertible securities that pay interest, and may invest up to 20% of its assets in common stocks of large-cap companies, many of which pay dividends, fixed income securities, and small-cap companies. At the time of investment, debt securities and convertible securities will be rated investment grade, that is, in the BBB major rating category or higher by Standard & Poor's Ratings Services or in the Baa rating category or higher by Moody's Investors Service, Inc., or their unrated equivalents.

About the Russell Midcap(R) Index. The Russell Midcap(R) Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represent approximately 25% of the total market capitalization of the Russell 1000(R) Index. As of a recent date, the average market capitalization was approximately $4 billion; the median market capitalization was approximately $2.9 billion.

Disciplined Value Fund

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of mid- and large-cap companies that Fifth Third believes have the potential to provide capital appreciation.

In choosing investments for the Fund, Fifth Third attempts to identify undervalued securities through traditional measures of value, including securities having low ratios of share price to book value, net asset value, earnings and cash flow. Fifth Third also looks for companies that pay above-average dividends.

In addition to common stock, the Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The Fund also may invest in debt securities. The portion of the Fund's total assets invested in common stock, preferred stock, convertible securities, and debt securities varies according to Fifth Third's assessment of market and economic conditions and outlook.

RISK CONSIDERATIONS

Each Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk (All Funds)

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent a Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

All of the Funds, and particularly the Disciplined Value Fund, may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, Fifth Third's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, to the extent that a Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Fund may produce more modest gains than equity funds with more aggressive investment profiles.

Because industries, companies or countries experiencing economic growth and benefiting from demand trends and themes can change, a Fund's performance could suffer if Fifth Third is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which a Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Foreign Investment Risk (Quality Growth Fund and Mid Cap Fund)

The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Funds may not have access to adequate or reliable company information. Further, transaction costs in foreign jurisdictions may be higher, which can result in lower returns or decreased liquidity. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks. While investment in American and Global Depositary Receipts do not eliminate all of the risks inherent in foreign investing, investing in Depositary Receipts rather than directly in a foreign issuer's securities avoids currency risks during the settlement period for purchases and sales.

Small- and Mid-Cap Investment Risk (All Funds)

While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. These risks may be particularly acute with respect to small-cap stocks. As a result, small- and mid-cap stocks, and thus a Fund's shares, may fluctuate more in value than larger-cap stocks and funds that invest in them.

Interest Rate Risk (All Funds)

Although each Fund's primary investment focus is stocks, each Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which a Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth. While interest rates movements generally will impact most fixed income securities, mortgage- and asset-backed securities may be particularly sensitive to interest rate movements. When interest rates rise, the maturities of these securities may lengthen, leading to a significant decline in value. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing a Fund to invest at lower prevailing interest rates.

Credit Risk (All Funds)

Each Fund's investments, and particularly investments in fixed income securities, may be affected by the creditworthiness of issuers in which a Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Derivatives Risk (Quality Growth Fund)

The Fund's use of derivative instruments may involve risks different from, or greater than, the risks associated with investing directly in securities or other traditional investments. Derivatives may be subject to market risk, interest rate risk, and credit risk, as discussed above. Certain derivatives may be illiquid, which may reduce the return of the Fund if it cannot sell or terminate the derivative instrument at an advantageous time or price. Some derivatives may involve the risk of mispricing or improper valuation, or the risk that changes in the value of the instrument may not correlate well with the underlying asset, rate or index, or with another portfolio investment that is being hedged. The Fund could lose the entire amount of its investment in a derivative and, in some cases, could lose more than the principal amount invested. Also, suitable derivative instruments may not be available in all circumstances, and there is no assurance that the Fund will be able to engage in these transaction to reduce exposure to other risks.

Active Trading (All Funds)

The Funds will not generally trade in securities for short-term profits. However, each Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact a Fund's performance.

Temporary Investments (All Funds)

Fifth Third may temporarily invest up to 100% of a Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If a Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Funds, their investment strategies, and their risks.

VALUATION OF SHARES

Each Fund prices its shares on the basis of the net asset value of the Fund, which is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day (other than a day on which there are insufficient changes in the value of a Fund's portfolio securities to materially affect the Fund's net asset value or a day on which no shares are tendered for redemption and no order to purchase any shares is received). A Business Day is a day on which the NYSE is open for trading. If portfolio investments of a Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of each Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in each Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of the Trust believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of each Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and Fifth Third. Each Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of each Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of a Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. Each Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Funds to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Funds serve as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Funds served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

Each Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to a Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of each Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUNDS

Investment Advisor

Through its portfolio management team, Fifth Third makes the day-to-day investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

Fifth Third whose address is 38 Fountain Square Plaza, Cincinnati, Ohio 45263, is an indirect, wholly-owned subsidiary of Fifth Third Bank, which is a financial services company located in Cincinnati, Ohio. As of December 31, 2001, Fifth Third managed approximately $12.3 billion of mutual fund assets in the Fifth Third Funds.

Under an investment advisory agreement between the Trust and Fifth Third, the fee payable to Fifth Third by the Trust for investment advisory services is the lesser of (a) a fee calculated as a percentage of each Fund's average daily net assets, which is computed daily and paid monthly at the annual rates indicated below, or (b) such amount as may from time to time be agreed upon in writing by the Trust and Fifth Third.

Percentage of average daily net assets
Quality Growth Fund	0.70%
Balanced Fund	0.80%
Mid Cap Fund	0.80%
Disciplined Value Fund	0.80%

Portfolio Managers

Quality Growth Fund, Balanced Fund and Mid Cap Fund: Steven E. Folker serves as the co-portfolio manager of each Fund. Mr. Folker is the Chief Equity Strategist for Fifth Third and is Vice President and Trust Officer of Fifth Third Bank. He also is a Chartered Financial Analyst with over 16 years of investment experience, including service as portfolio manager of three series of the Fifth Third Funds since 1993, and is a member of the Cincinnati Society of Financial Analysts. Mr. Folker earned a B.B.A. in Finance & Accounting and an M.S. in Finance, Investments & Banking from the University of Wisconsin.

James Russell is co-portfolio of each Fund. Mr. Russell is Director of Equity Research and Growth Funds Management for Fifth Third. He has over 14 years of investment experience as an analyst, portfolio manager and fund manager. He earned his Chartered Financial Analyst designation and his B.S. degree from Centre College and his M.B.A. from Emory University.

Mitchell L. Stapley is the co-portfolio manager of the fixed income portion of the Balanced Fund. Mr. Stapley has over fifteen years of portfolio management experience, including eleven years with Fifth Third and its predecessor, Lyon Street Asset Management Company. He has earned his Chartered Financial Analyst designation and his B.S. degree in economics and political science, with honors, from Albion College in 1981.

John L. Cassady III is the co-portfolio manager of the fixed income portion of the Balanced Fund. Mr. Cassady has over twelve years of investment experience, including seven years of fixed income portfolio management. He earned his B.S. in industrial management from the Georgia Institute of Technology.

Disciplined Value Fund: Denis J. Amato is the portfolio manager of the Disciplined Value Fund. Mr. Amato is currently Director of Value Strategies for Fifth Third Asset Management Inc.; Senior Vice President and Chief Investment Officer of Fifth Third Bank, Northeastern Ohio; and Senior Vice President of Fifth Third Securities, Inc. Mr. Amato was Senior Vice President and Chief Investment Advisor of Gelfand/Maxus Asset Management from 1991 to 2000.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Funds, and BISYS Fund Services acts as the Funds' principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Funds' service providers.

TAXATION

Each Fund intends to qualify and to elect to be taxed as "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

Each Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, each Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If a Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of each Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following tables provide information concerning the historical total return performance of the Class A shares of two series of the Fifth Third Funds that have investment objectives, policies and strategies that are substantially similar to those of the indicated Funds, and that are currently managed by the same investment advisor and portfolio managers ("Similar Funds"). While the investment objectives, policies and risks of a Similar Fund and its corresponding Fund are similar, they are not identical, and the performance of a Similar Fund and its corresponding Fund will vary. The data is provided to illustrate the past performance of Fifth Third in managing a substantially similar investment portfolio and does not represent the past performance of the Funds or the future performance of the Funds or their portfolio managers. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Funds or of their portfolio managers.

The performance data shown below reflects the net operating expenses of the Similar Funds, which are lower than the estimated operating expenses of the corresponding Funds (prior to fee waivers and/or expense reimbursements). Performance would have been lower for a Similar Fund if the corresponding Fund's expenses (before waiver and/or reimbursement) were used. In addition, the Similar Funds, unlike the Funds, are not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Funds serve as an underlying investment vehicle. By contrast, investors with contract value allocated to a Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Funds' performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information.

The investment results of the Similar Funds presented below are unaudited and are not intended to predict or suggest results that might be experienced by a Similar Fund or a Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark indexes identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Balanced Fund

Average Annual Total Returns for the Similar Fund and for Its Benchmark Indexes for Periods Ended December 31, 2001
			Since Inception	Inception Date
Similar Fund/Benchmarks	1 Year	5 Years
Fifth Third Balanced Fund*
Assuming imposition of maximum sales charge	-12.83%	8.45%	9.08%	11/20/92
Absent imposition of sales charge	-8.74%	9.46%	9.63%	11/20/92
Russell 1000(R) Index**	-12.45%	10.50%	13.47%	11/20/92
LBAG Index***	8.44%	7.43%	7.33%	11/30/92

_________________
* The quoted performance of the Similar Fund includes performance of certain collective trust funds advised by the predecessor of Fifth Third, for periods prior to the Similar Fund's commencement of operations on 11/20/92, as adjusted to reflect the fees and expenses associated with the Fund (without waivers or reimbursements). The collective trust funds were not registered with the Securities and Exchange Commission ("SEC") and were not subject to certain investment restrictions that are imposed on the Fund. If the collective trust funds had been registered with the SEC, their performance might have been adversely affected.

** The Russell 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

*** The Lehman Brother Aggregate Bond Index (the "LBAG Index") is an unmanaged total return index measuring both capital price change and income index provided by the underlying universe of securities and is generally representative of the performance of the bond market as a whole.

Mid Cap Fund

Average Annual Total Returns for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2001
				Since Inception	Inception Date
Similar Fund/Benchmark	1 Year	5 Years	10 Years
Fifth Third Mid Cap Fund*
Assuming imposition of maximum sales charge	-10.75%	8.76%	9.32%	13.30%	1/1/85
Absent imposition of sales charge	-6.53%	9.76%	9.83%	13.60%	1/1/85
Russell Midcap(R) Index**	-5.62%	11.40%	13.58%	14.89%	1/1/85

_________________
* The quoted performance of the Similar Fund includes performance of a collective trust fund advised by the predecessor of Fifth Third for periods prior to the Similar Fund's commencement of operations on 11/20/92, as adjusted to reflect the fees and expenses associated with the Fund (without waivers or reimbursements). The collective trust fund was not registered with the Securities and Exchange Commission ("SEC") and was not subject to certain investment restrictions that are imposed on the Fund. If the collective trust fund had been registered with the SEC, its performance might have been adversely affected.

** The Russell Midcap(R) Index is an unmanaged index generally representative of the mid-cap sector of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Funds or their distributor. This prospectus does not constitute an offering by the Funds or their distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Quality Growth Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during the period. This information has been audited by Ernst & Young LLP for the fiscal year ended December 31, 2001. This information, along with the Fund's financial statements, is included in the Fund's most recent annual report, which is available upon request.

Selected data for a share outstanding throughout the period indicated.	Period Ended December 31, 2001(a)

Net Asset Value, Beginning of Period	$ 10.00

Investment Activities:
Net investment loss	(0.01)
Net realized/unrealized losses	(1.73)

Total investment activities	(1.74)

Net Asset Value, End of Period	$ 8.26

Total Return	(17.40%)(b)

Ratios/Supplemental Data:
Net assets, end of period (000's)	$ 914
Ratio of expenses to average net assets	1.10%(c)
Ratio of net investment loss to average net assets	(0.22%)(c)
Portfolio turnover rate	32.52%

_______________________________
(a) For the period from January 26, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.

For more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: The Funds' annual and semi-annual reports to shareholders contain additional information on the Funds' investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about each Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of reports and the SAI, or request other information and discuss any questions about the Funds, by contacting a broker or bank that sells an insurance contract that offers the Funds as investment options. Or contact the Funds at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-451-8382

Investors can review and copy the SAI and other information about the Funds at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Funds:

.  For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

BB&T Growth and Income Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-288-1872

The BB&T Growth and Income Fund seeks capital growth, current income, or both by investing primarily in stocks. The Fund's goals and investment program are described in detail inside. BB&T Asset Management, LLC ("BB&T") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objectives
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objectives

The Fund seeks capital growth, current income, or both.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 65% of its total assets in stocks, which may include common stocks, preferred stocks, warrants, or debt instruments that are convertible into common stocks.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in stocks. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, if any, generally will change in value inversely with changes in interest rates. Also, the Fund's investments may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

The following chart and table show how the Fund has performed. The chart demonstrates how the Fund's performance varies from year to year, and the table compares the Fund's performance to that of the Russell 1000(R) Value Index and the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"), each a widely recognized, unmanaged index of common stocks. The information does not reflect charges and fees associated with a separate account that invests in the Fund or any insurance contract for which the Fund is an investment option. These charges and fees will reduce returns. Investors should be aware that past performance does not indicate how the Fund will perform in the future.

Calendar Year Total Returns*

Bar Chart                    13.36%             -3.85%              8.45%           0.16%
                                    1998                    1999                2000              2001

Best Quarter:                17.32%          12/31/98
Worst Quarter:            -12.67%           9/30/01

Average Annual Total Return* (for the periods ended December 31, 2001)

                                                                                          Since Inception
                                                         Past Year                 (June 3, 1997)

Fund                                                   0.16%                          7.97%
Russell 1000(R) Value Index              -7.41%                          9.30%
S&P 500(R) Index                           -11.88%                          8.29%
__________________
* Assumes reinvestment of dividends and distributions.

INVESTMENT OBJECTIVES, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital growth, current income, or both. Under normal market conditions, the Fund will invest at least 65% of its total assets in stocks, which may include common stocks, preferred stocks, warrants, or debt instruments that are convertible into common stocks.

Equity securities purchased by the Fund will be either traded on a domestic securities exchange or quoted in the NASDAQ/NYSE system. While some stocks may be purchased primarily to achieve the Fund's investment objective for income, most stocks will be purchased by the Fund primarily in pursuit of its investment objective for growth.

BB&T uses a value-oriented investment approach that focuses on stocks of issuers which over a five year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders. In evaluating prospective investments, BB&T may consider factors such as the market price of a company's securities relative to its evaluation of the company's long-term earnings, asset value and cash flow potential, as well as historical value measures such as price-earnings ratios, profit margins and liquidation values. The Fund may invest in companies of any size, although most stocks purchased will be issued by companies whose market capitalizations are large relative to the entirety of the U.S. securities markets, but not as large as many of the stocks represented in such broad market indexes as the Russell 1000(R) Value Index and the S&P 500(R) Index.

The Fund has the flexibility to make portfolio investments and engage in other investment techniques that are different than its principal strategies mentioned here. More information on the Fund's investment strategies may be found in its most recent annual/semi-annual report and in the Statement of Additional Information (see back cover).

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk

Although stocks historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of smaller companies may be particularly volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel.

The Fund may invest in stocks issued by foreign companies, although it will do so only if the stocks are traded in the U.S. The stocks of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Fund may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

BB&T tries to manage market risk by primarily investing in relatively large capitalization "value" stocks of U.S. issuers. Stocks of larger companies tend to be less volatile than those of smaller companies, and value stocks in theory limit downside risk because they are underpriced. Of course, BB&T's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued, or that the market will ever recognize its true value. In addition, the Fund may produce more modest gains than stock funds with more aggressive investment profiles.

Interest Rate Risk

Although the Fund's primary investment focus is stocks, it may invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Temporary Investments

BB&T may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

BB&T Asset Management, LLC ("BB&T"), 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T is a separate wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T Bank"). Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Bank is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets in excess of $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1000 banking offices in Georgia, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T. For services provided and expenses assumed during the fiscal year ended December 31, 2001, BB&T received an investment advisory fee equal to an annual rate of 0.60% of the Fund's average daily net assets.

Richard B. Jones is the person who has been primarily responsible for the management of the Fund since its inception. Mr. Jones has been a portfolio manager in the BB&T Trust Division and BB&T since 1987. He holds a B.S. in Business Administration from Miami (Ohio) University and an M.B.A. from The Ohio State University.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Trust Shares class of the BB&T Large Company Value Fund (the "Similar Fund"), a series of the BB&T Funds. The Similar Fund's investment objectives, policies and strategies are substantially similar to those of the Fund, and it is currently managed by the same portfolio manager. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of BB&T in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio manager. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio manager.

The performance data shown below reflects the net operating expenses of the Similar Fund, which are lower than the expenses of the Fund (prior to fee waivers and/or expense reimbursements). The Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Returns for the Similar Fund and for Its Benchmark Indexes for Periods Ended December 31, 2001
Similar Fund/Benchmark	1 Year	5 Years	Since Inception (October 9, 1992)
BB&T Large Company Value Fund* Russell 1000(R) Value Index** S&P 500(R) Index***	0.45% -7.41% 11.88%	9.48% 8.84% 10.70%	12.58% 14.62% 13.84%

_________________
* The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

** The Russell 1000(R) Value Index measures the performance of the companies included in the Russell 1000(R) Index (which measures the performance of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

*** The Standard & Poor's 500(R) Composite Stock Price Index is an unmanaged index consisting of 500 industrial, transportation, utility and financial companies, and is regarded as generally representative of the U.S. Stock Market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commission, or other expenses of investing.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned (or lost) during each period. This information has been audited by Ernst & Young LLP for the fiscal year ended December 31, 2001, and by other auditors for the prior fiscal years. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained free of charge upon request.

	Year ended December 31,				Period ended December 31,
For a share outstanding throughout the period:	2001	2000	1999	1998	1997(a)
Net Asset Value, Beginning of Period	$ 12.66	$ 12.46	$ 13.30	$ 11.88	$ 10.00

Investment Activities:
Net investment income	0.17	0.39	0.18	0.16	0.10
Net realized and unrealized gains (losses) from investment transactions	(0.16)	0.63	(0.69)	1.42	1.89

Total from Investment Activities	0.01	1.02	(0.51)	1.58	1.99

Dividends:
Net investment income	(0.17)	(0.42)	(0.15)	(0.16)	(0.10)
In excess of net investment income	--	- -	--	--	(0.01)
Net realized gains	--	(0.32)	(0.18)	--	--
In excess of net realized gains	--	0.08	--	--	--
Total Dividends	(0.17)	(0.82)	(0.33)	(0.16)	(0.11)

Net Asset Value, End of Period	$ 12.50	$ 12.66	$ 12.46	$ 13.30	$ 11.88

Total Return	0.16%	8.45%	(3.85%)	13.36%	Η.96%(b)

Ratios/Supplemental Data:
Net assets, End of Period (000's)	$ 77,796	$ 60,675	$ 52,525	$ 49,062	$ 28,829
Ratio of expenses to average net assets	0.86%	0.86%	0.87%	0.91%	0.91%(c)
Ratio of net investment income to average net assets	1.17%	3.13%	1.43%	1.37%	1.68%(c)
Ratio of expenses to average net assets*	1.15%	1.13%	1.16%	1.24%	2.31%(c)
Portfolio turnover	14.47%	25.46%	11.98%	2.77%	7.75

__________________________
(a) For the period from June 3, 1997 (commencement of operations) through December 31, 1997.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were voluntarily reduced or reimbursed. If such fee reductions or reimbursements had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.  For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

BB&T Large Company Growth Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-288-1872

The BB&T Large Company Growth Fund seeks capital growth by investing in a diversified portfolio of equity securities issued by large capitalization growth companies. The Fund's goals and investment program are described in detail inside. BB&T Asset Management, LLC ("BB&T") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
SIMILAR FUND PERFORMANCE INFORMATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks capital growth.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities issued by large capitalization companies, and will primarily invest in companies that BB&T believes have the potential to provide significant capital growth. Large capitalization companies are those companies whose market capitalization exceeds the mean capitalization of companies whose securities are represented in the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index"). A portion of the Fund's assets may be invested in preferred stock or bonds convertible into common stock.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in common stocks. Large-capitalization growth stocks may fall out of favor with investors, and may be particularly volatile in the event of earnings disappointments or other financial difficulties. The market could favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund recently began operations, it does not have a calendar year of performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index. However, BB&T's track record in managing a similar mutual fund is discussed under "Similar Fund Performance Information."

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital growth. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest at least 80% of its assets in a diversified portfolio of equity securities issued by large capitalization companies, and will primarily invest in companies that BB&T believes have the potential to provide significant capital growth.

In choosing investments for the Fund, BB&T uses a variety of economic projections, earnings projections, and quantitative analysis. Quantitative analysis focuses on technical data, such as price and volume information, and does not apply value judgments or utilize traditional economic analysis in determining the investment merit of a particular investment. BB&T also identifies companies with a history of above average growth or companies that are expected to enter periods of above average growth when choosing investments for the Fund.

In addition to common stock, the Fund also utilizes convertible securities and preferred stocks, which typically offer higher yields and good potential for capital appreciation. The Fund also may invest in debt securities. The portion of the Fund's total assets invested in common stock, preferred stock, convertible securities, and debt securities varies according to BB&T's assessment of market and economic conditions and outlook.

About the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index containing stocks of 500 industrial, transportation, utility and financial companies, and is regarded as generally representative of the U.S. stock market.

In addition to the above, the Fund has the flexibility to make other portfolio investments and engage in other investment techniques. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see the back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

Because industries, companies or countries experiencing economic growth can change, the Fund's performance could suffer if BB&T is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which the Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Interest Rate Risk

Although the Fund's primary investment focus is stocks, the Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Active Trading

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Temporary Investments

BB&T may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, its investment adviser, and its investment sub-adviser (if any). The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Fund currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Fund has served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

BB&T Asset Management, LLC ("BB&T"), 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T is a separate wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T Bank"). Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Bank is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets in excess of $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1000 banking offices in Georgia, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland, and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T.

All investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

SIMILAR FUND PERFORMANCE INFORMATION

The following table provides information concerning the historical total return performance of the Trust Shares class of the BB&T Large Company Growth Fund (the "Similar Fund"), a series of BB&T Mutual Fund Group. The Similar Fund's investment objective, policies and strategies are substantially similar to those of the Fund, and is currently managed by the same portfolio management team. While the investment objectives, policies and risks of the Similar Fund and the Fund are similar, they are not identical, and the performance of the Similar Fund and the Fund will vary. The data is provided to illustrate the past performance of BB&T in managing a substantially similar investment portfolio and does not represent the past performance of the Fund or the future performance of the Fund or its portfolio management team. Consequently, potential investors should not consider this performance data as an indication of the future performance of the Fund or of its portfolio management team.

The performance data shown below reflects the net operating expenses of the Similar Fund, which are lower than the estimated operating expenses of the Fund (prior to fee waivers and/or expense reimbursements). Performance would have been lower for the Similar Fund if the Fund's expenses (before waiver and/or reimbursement) were used. In addition, the Similar Fund, unlike the Fund, is not sold to insurance company separate accounts to fund variable insurance contracts. As a result, the performance results presented below do not take into account charges or deductions against a separate account or variable insurance contract for cost of insurance charges, premium loads, administrative fees, maintenance fees, premium taxes, mortality and expense risk charges, or other charges that may be incurred under a variable insurance contract for which the Fund serves as an underlying investment vehicle. By contrast, investors with contract value allocated to the Fund will be subject to charges and expenses relating to variable insurance contracts and separate accounts.

The Similar Fund's performance data shown below is calculated in accordance with standards prescribed by the Securities and Exchange Commission for the calculation of average annual total return information. The investment results of the Similar Fund presented below are unaudited and are not intended to predict or suggest results that might be experienced by the Similar Fund or the Fund. Share prices and investment returns will fluctuate reflecting market conditions, as well as changes in company-specific fundamentals of portfolio securities. The performance data for the benchmark index identified below does not reflect the fees or expenses of the Similar Fund or the Fund.

Average Annual Total Returns for the Similar Fund and for Its Benchmark Index for Periods Ended December 31, 2001
Similar Fund/Benchmark	1 Year	Since Inception	Inception Date

BB&T Large Company Growth Fund*	-21.30%	3.03%	10/3/97
S&P 500(R) Index**	-13.04%	7.02%	10/3/97

_________________
* The Similar Fund performance information set forth above reflects fee waivers and/or expense reimbursements. Absent such waivers and/or reimbursements, Similar Fund performance would have been lower.

** The Standard & Poor's 500(R) Composite Stock Price Index is an unmanaged index containing stocks of 500 industrial, transportation, utility and financial companies, and is regarded as generally representative of the U.S. stock market. The Index reflects income and distributions, if any, but does not reflect fees, brokerage commissions, or other expenses of investing.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned during the period. This information has been audited by Ernst & Young LLP. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained without charge upon request.

Period Ended December 31, 2001(a)
For a share outstanding throughout the period:
Net Asset Value, Beginning of Period	$ 10.00

Investment Activities:
Net investment loss	(0.01)
Net realized and unrealized gains on investments	0.84

Total from Investment Activities	0.83

Net Asset Value, End of Period	$ 10.83

Total Return	8.30%(b)

Ratios/Supplementary Data:
Net assets, End of Period (000's)	$ 10,876
Ratio of expenses to average net assets	1.19%(c)
Ratio of net investment loss to average net assets	(0.32)%(c)
Ratio of expenses to average net assets*	1.59%(c)
Portfolio turnover	16.20%(b)

__________________________
(a) For the period from October 14, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.  For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644

BB&T Capital Appreciation Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-288-1872

The BB&T Capital Appreciation Fund seeks long-term capital appreciation by investing primarily in equity securities of U.S. companies with growth potential. The Fund's goals and investment programs are described in detail inside. BB&T Asset Management, LLC ("BB&T") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
INVESTMENT, OBJECTIVE, STRATEGIES AND RISKS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks long-term capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations in excess of $2 billion that BB&T believes have an established record of growth and continue to present significant growth potential. In managing the Fund, BB&T identifies companies that have established records of earnings and sales growth over a period of at least three years that it believes are poised to meet or exceed these figures going forward. These companies generally will have lower amounts of long-term debt; have attractive price/earnings ratios; and have stock prices which have outperformed the Standard & Poor's 500(R) Composite Stock Price Index ("S&P 500(R) Index").

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of a portfolio security may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in equity securities, including common stocks. Growth stocks may be particularly volatile in the event of earnings disappointments or other financial difficulties. The market could favor value stocks to the exclusion of growth stocks, or may not favor equities at all.

The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in fixed income securities, such as convertible bonds and preferred stocks, generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in fixed income securities, may expose it to credit risk, which is the risk that the issuer of a security will default or not be able to meet its financial obligations.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund recently began operations, it does not have a calendar year of performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

Investors should be aware that the investments made by the Fund and the results achieved by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is long-term capital appreciation. The investment objective is not fundamental, and may be changed without shareholder approval. Under normal market conditions, the Fund will invest primarily in equity securities of U.S. companies with market capitalizations in excess of $2 billion that BB&T believes have an established record of growth and continue to present significant growth potential.

BB&T searches for companies that have established records of earnings and sales growth over a period of at least three years that it believes are poised to meet or exceed these figures going forward. These companies will generally have lower amounts of long-term debt; attractive price/earnings ratios in relation to a company's three to five-year earnings per share growth rate; and stock prices which have outperformed the S&P 500(R) Index over the previous six months. In evaluating prospective investments, BB&T also considers growth factors such as a company's new products, changes in management, and business restructuring. BB&T will attempt to avoid overweighting the Fund's position on any specific market sector beyond 150% of the weighting that sector has in the S&P 500(R) Index. The Fund may also invest in preferred stock, warrants, or debt securities that are convertible into common stock.

The Fund may, but is not required to, sell a portfolio investment if a company fails to meet earnings or revenue expectations or becomes overvalued, to change the Fund's weighting in a particular company or industry sector, or if better opportunities are available.

About the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index containing stocks of 500 industrial, transportation, utility and financial companies, and is regarded as generally representative of the U.S. stock market.

In addition to the above, the Fund has the flexibility to make other portfolio investments and engage in other investment techniques. More information on the Fund's investment strategies may be found in the Statement of Additional Information (see the back cover).

The Fund's investment strategies may subject it to a number of risks, including the following:

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent the Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

Because industries, companies or countries experiencing economic growth can change, the Fund's performance could suffer if BB&T is slow to respond to such changes. From time to time, the stock market may not favor the type of securities in which the Fund typically invests. Rather, the market could favor other types of securities, or it may not favor equities at all.

Interest Rate Risk

Although the Fund's primary investment focus is stocks, the Fund may invest in fixed income securities, such as convertible bonds, preferred stocks and debt securities. Generally, the value of these securities will change inversely with changes in interest rates. In addition, changes in interest rates may affect the operations of the issuers of stocks in which the Fund invests. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Fund's investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Fund invests. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, impact the value of the Fund's shares.

Active Trading

The Fund will not generally trade in securities for short-term profits. However, the Fund is actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Temporary Investments

BB&T may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. If the Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objectives during that time, and it may miss out on some or all of an upswing in the securities markets.

Please see the Statement of Additional Information for more detailed information about the Fund, its investment strategies, and its risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of the Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may fluctuate on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of the Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Fund serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and life insurance policies for which the Fund has served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at disadvantageous prices.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

BB&T Asset Management, LLC ("BB&T"), 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the Fund's investment adviser. BB&T is a separate wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T Bank"). Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Bank is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets in excess of $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1000 banking offices in Georgia, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland, and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.74% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T.

David P. Nolan is the Portfolio Manager and also serves as Vice-President of BB&T. He has more than 14 years of investment experience. Prior to joining BB&T in 2000, Mr. Nolan served as Vice-President of One Valley Bank and as an account executive with Alex Brown & Sons Incorporated.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in the Fund would have earned during the period. This information has been audited by Ernst & Young LLP. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained free of charge upon request.

For a share outstanding throughout the period:	Period Ended December 31, 2001 (a)
Net Asset Value, Beginning of Period	$ 10.00

Investment Activities
Net investment loss	(0.01)
Net realized and unrealized gains from investments	0.71

Total from Investment Activities	0.70

Net Asset Value, End of Period	$10.70

Total Return	7.00%(b)

Ratios/Supplementary Data:
Net assets, End of Period (000's)	$ 10,713
Ratio of expenses to average net assets	1.19%(c)
Ratio of net investment loss to average net assets	(0.55%)(c)
Ratio of expenses to average net assets*	1.58%(c)
Portfolio turnover	3.82%(b)

__________________________
(a) For the period from October 14, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports:

The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

.  For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

.  Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644.

BB&T Capital Manager Aggressive Growth Fund

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
1-800-288-1872

The BB&T Capital Manager Aggressive Growth Fund ("Fund") seeks capital appreciation by investing primarily in a diversified portfolio of mutual funds offered by the BB&T Funds, an affiliated open-end investment company. The Fund's goals and investment program are described in detail inside. BB&T Asset Management, LLC ("BB&T") serves as the Fund's investment adviser.

The Fund sells its shares to insurance company separate accounts, so that the Fund may serve as an investment option under variable life insurance policies and variable annuity contracts issued by insurance companies. The Fund also may sell its shares to certain other investors, such as qualified pension and retirement plans, insurance companies, and BB&T.

This prospectus should be read in conjunction with the separate account's prospectus describing the variable insurance contract. Please read both prospectuses and retain them for future reference.

The Securities and Exchange Commission has not approved the Fund's shares or determined whether this prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

The date of this prospectus is May 1, 2002.

RISK/RETURN SUMMARY
  Investment Objective
  Principal Investment Strategies
  Principal Investment Risks
  Fund Performance
INVESTMENT OBJECTIVE AND STRATEGIES
  Investment Objectives and Policies -- Underlying Funds
RISK CONSIDERATIONS
VALUATION OF SHARES
PURCHASING AND REDEEMING SHARES
  Servicing Agents
MANAGEMENT OF THE FUND
  Investment Adviser
  Administrator and Distributor
TAXATION
GENERAL INFORMATION
  Description of the Trust and Its Shares
  Miscellaneous
FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective

The Fund seeks capital appreciation.

Principal Investment Strategies

Under normal market conditions, the Fund will invest primarily in a diversified portfolio of mutual funds offered by the BB&T Funds, an affiliated open-end investment company (the "Underlying Funds"). The Fund will purchase shares of the Underlying Funds at net asset value and without sales charge.

Principal Investment Risks

An investment in the Fund entails investment risk, including possible loss of the principal amount invested. The Fund is subject to market risk, which is the risk that the market value of its investments in Underlying Funds may move up and down, sometimes rapidly and unpredictably. This risk may be greatest for the Fund's investments in Underlying Funds that primarily invest in common stocks and other equity securities. The Fund also is subject to interest rate risk, which is the risk that changes in interest rates will affect the value of the Fund's investments. In particular, the Fund's investments in Underlying Funds that primarily invest in fixed income securities generally will change in value inversely with changes in interest rates. Also, the Fund's investments, and particularly its investments in Underlying Funds that primarily invest in fixed income securities, may expose the Fund to credit risk, which is the risk that an issuer of the portfolio securities held by the Underlying Funds will default or not be able to meet its financial obligations.

In addition, the Fund is subject to foreign investment risk, which is the risk that the Fund's investments in Underlying Funds that invest in securities issued by foreign companies may subject the Fund to risks that are different from, or in addition to, investments in the securities of domestic issuers. These risks include exposure to currency fluctuations, a lack of adequate company information, political instability, and differing auditing and legal standards.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Fund Performance

Because the Fund recently began operations, it does not have a calendar year of performance information to compare against other mutual funds or a broad measure of securities market performance, such as an index.

INVESTMENT OBJECTIVE AND STRATEGIES

Investors should be aware that the investments made by the Fund at any given time are not expected to be the same as those made by other mutual funds for which BB&T acts as investment adviser, including mutual funds with names, investment objectives and policies similar to the Fund. Investors should carefully consider their investment goals and willingness to tolerate investment risk before allocating their investment to the Fund.

The Fund's investment objective is capital appreciation. Under normal market conditions, the Fund will invest primarily in a diversified portfolio of Underlying Funds. BB&T anticipates that the Fund generally will focus on Underlying Funds that invest primarily in equity securities. However, it also may invest a portion of its assets in Underlying Funds that invest primarily in fixed income securities or money market instruments. For temporary cash management and liquidity purposes, the Fund also may hold cash and invest in short-term obligations.

The Fund's investment strategy is diversified by its investments in the Underlying Funds, which invest in growth- and value- oriented equity securities, foreign securities, debt securities, and cash and cash equivalents. The allocation of the Fund's assets among the Underlying Funds will be made by BB&T, which will make allocation decisions according to its outlook for the economy, financial markets, and relative market valuation of the Underlying Funds. The Fund's net asset value will fluctuate with changes in the securities markets and the value of the Underlying Funds in which it invests.

More information on the Fund's investment strategies, and those of the Underlying Funds, may be found in the Statement of Additional Information (see back cover).

Investment Objectives And Policies--Underlying Funds

Following are brief descriptions of the Underlying Funds in which the Fund may invest. Underlying Funds may be added or deleted as investment options at the discretion of BB&T.

BB&T Equity Funds

BB&T Equity Index Fund. The BB&T Equity Index Fund's investment objective is to seek investment results that correspond to the total return of the broad range of common stocks represented in the Standard & Poor's 500 (R) Composite Stock Price Index ("S&P 500(R) Index"). The fund seeks this objective by investing all of its assets in a separate mutual fund, called the S&P 500(R) Index Master Portfolio ("Master Portfolio"). The Master Portfolio pursues its investment objective by holding each of the stocks that make up the S&P 500(R) Index.

.  About the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged index containing stocks of 500 industrial, transportation, utility and financial companies, regarded as generally representative of the U.S. stock market. As of a recent date, the average capitalization of companies in the S&P 500(R) Index was $105 billion.

BB&T Large Company Growth Fund. The BB&T Large Company Growth Fund's investment objective is to seek long-term capital appreciation by investing primarily in a diversified portfolio of equity and equity-related securities of large capitalization growth companies. Under normal market conditions, the fund will invest at least 80% of its assets in common stocks of companies whose market capitalizations exceed the average capitalization of companies in the S&P 500(R) Index and that have attractive potential for growth.

When choosing securities for the fund, BB&T uses a variety of economic projections, quantitative techniques, and earnings projections in formulating individual stock purchase and sale decisions. In choosing individual stocks, BB&T identifies companies with a history of above average growth or companies that are expected to enter periods of above average growth. Some of the criteria that BB&T uses to select these companies are return on equity, price and earnings momentum, earnings surprise, the company's management and the company's position within its industry.

BB&T Large Company Value Fund. The BB&T Large Company Value Fund's investment objective is to seek capital growth, current income or both, primarily through investment in stocks. Under normal market conditions, the fund will invest at least 80% of its assets in stocks within the Russell 1000(R) Value Index. These stocks may include common stocks, preferred stocks, warrants, or debt instruments that are convertible to common stocks. While some stocks may be purchased primarily to achieve the fund's investment objective for income, most stocks will be purchased by the fund primarily in furtherance of its investment objective for growth.

.  About the Russell 1000(R) Value Index. The Russell 1000(R) Value Index measures the performance of the companies included in the Russell 1000(R) Index (which measures the performance of the 1,000 largest U.S. companies based on total market capitalization) with lower price-to-book ratios and lower forecasted growth values.

BB&T Mid Cap Growth Fund. The BB&T Mid Cap Growth Fund's investment objective is to seek long-term growth of capital. Under normal market conditions, the fund invests at least 80% of its assets in common stocks of U.S. companies with medium market capitalizations that have an established record of growth and continue to present significant potential for capital appreciation. Medium capitalization companies are generally those companies with market capitalizations between $2 billion and $10 billion. In selecting investments for the fund, BB&T will consider growth factors such as a company's new products, changes in management, and business restructurings. BB&T will also search for companies that have established records of earnings and sales growth over a period of at least three years that it believes are poised to meet or exceed these figures going forward.

BB&T may sell a stock if a company fails to meet earnings or revenue expectations or becomes overvalued (i.e., high price/earnings ratio relative to its earnings growth). BB&T also may sell a stock to change the fund's weighting in a particular company or industry sector, or if better opportunities are available. Due to its investment strategy, the fund may buy and sell securities frequently, which may result in higher transaction costs.

BB&T Mid Cap Value Fund. The BB&T Mid Cap Value Fund's investment objective is to seek capital appreciation, with a secondary goal of current income. Under normal market conditions, the fund seeks this objective by investing at least 80% of its assets in domestically traded common stocks of U.S. companies whose average market capitalization is close to that of those companies in the Russell Midcap Value Index. As of a recent date, the average market capitalization of companies in the Russell Midcap Value Index was $5.7 billion.

In managing the fund, BB&T attempts to diversify across different economic sectors, selecting the stocks that BB&T believes are undervalued and have a favorable outlook. In choosing individual stocks BB&T, examines the value, growth and momentum characteristics of a particular issuer. While most stocks may be purchased primarily for capital appreciation, some stocks will be purchased for current income. BB&T will favor stocks of issuers which over a five-year period have achieved cumulative income in excess of the cumulative dividends paid to shareholders.

BB&T Small Company Growth Fund. The BB&T Small Company Growth Fund's investment objective is to seek long-term capital appreciation through investment primarily in a diversified portfolio of equity and equity-related securities of small capitalization growth companies. Under normal market conditions, the fund will invest in companies that are considered to have favorable and above average earnings growth prospects and at least 80% of its assets will be invested in small companies with a market capitalization under $2 billion at the time of purchase. In making portfolio investments, the fund will assess characteristics such as financial condition, revenue, growth, profitability, earnings per share growth and trading liquidity.

BB&T International Equity Fund. The BB&T International Equity Fund's investment objective is to seek long-term capital appreciation through investment primarily in equity securities of foreign issuers. Under normal market conditions, the fund will invest at least 80% of its assets in non-dollar denominated equity securities primarily in countries included in the Morgan Stanley Capital International EAFE(R) (Europe, Australasia, Far East) Index ("MSCI EAFE(R) Index"), and may also invest its assets in countries with emerging economies or securities markets. The fund will be diversified across countries, industry groups and companies with investment at all times in at least three foreign countries.

When choosing securities, a value investment style is employed so that the investment sub-adviser targets equity securities that are believed to be undervalued. The investment sub-adviser will emphasize stocks with price/earnings ratios below average for a security's earnings trend, and a security's price momentum will be also a factor considered in security selection. The investment sub-adviser will also consider macroeconomic factors such as the prospects for relative economic growth among certain foreign countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships.

About the MSCI EAFE(R) Index. The MSCI EAFE(R) Index is a market value-weighted average of the performance of more than 900 securities listed on the stock exchanges of developed countries in Europe, Australia, and the Far East. The MSCI EAFE(R) Index is considered to be generally representative of the performance of the stock markets of the more industrialized countries in those regions.

BB&T Stock and Bond Fund

BB&T Balanced Fund. The BB&T Balanced Fund's investment objective is to seek long-term capital growth and to produce current income. The fund seeks to achieve this objective by investing in a broadly diversified portfolio of securities, including common stocks, preferred stocks and bonds.

The portion of the fund's assets invested in each type of security will vary in accordance with economic conditions, the general level of common stock prices, interest rates and other relevant considerations, including the risks associated with each investment medium. Thus, although the fund seeks to reduce the risks associated with any one investment medium by utilizing a variety of investments, performance will depend upon the additional factors of timing and the ability of BB&T to judge and react to changing market conditions.

It is a fundamental policy of the fund that it will invest at least 25% of its assets in fixed-income senior securities. For this purpose, fixed-income senior securities include debt securities, preferred stock and that portion of the value of securities convertible into common stock, including convertible preferred stock and convertible debt, which is attributable to the fixed-income characteristics of those securities.

BB&T Bond Funds

The investment objective of each of these Underlying Funds is to seek current income consistent with the preservation of capital:

.  The BB&T Short U.S. Government Income Fund under normal market conditions will invest at least 80% of its assets in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in high grade collateralized mortgage obligations. The duration of the fund will be from 1.5 to 3.5 years.

.  The BB&T Intermediate U.S. Government Bond Fund under normal market conditions also will invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and at least 80% of its assets will be invested in bonds. Bonds for this purpose will include both bonds (maturities of ten years or more) and notes (maturities of one to ten years) of the U.S. Government. The duration of the fund will be from 3.5 to 7.0 years.

.  The BB&T Intermediate Corporate Bond Fund invests in a diversified portfolio of corporate bonds and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, at least 80% of its assets will be invested in investment grade corporate bonds. The fund may invest up to 15% of its assets in corporate debt obligations that are not investment grade. The duration of the fund will be from 3.0 to 7.0 years.

These Underlying Funds also may invest in other types of bonds and fixed income instruments, short-term obligations, and the shares of other investment companies.

BB&T Money Market Funds

The investment objective of each of these Underlying Funds is to seek current income with liquidity and stability of principal:

.  The BB&T U.S. Treasury Money Market Fund invests exclusively in short-term U.S. dollar-denominated obligations issued or guaranteed by the U.S. Treasury, some of which may be subject to repurchase agreements.

.  The BB&T Prime Money Market Fund invests exclusively in U.S. dollar-denominated, "high-quality" short-term debt obligations.

Obligations purchased by these money market funds are limited to obligations which BB&T has determined present minimal credit risks. Although these funds seek to preserve a share value equal to $1.00 per share, it is possible to lose money by investing in these Underlying Funds. These investments are not guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

RISK CONSIDERATIONS

The Fund's investment strategies may subject it to a number of risks, including the following.

Market Risk

Although equities historically have outperformed other asset classes over the long term, their prices tend to fluctuate more dramatically over the shorter term. These movements may result from factors affecting individual companies, or from broader influences like changes in interest rates, market conditions, investor confidence or announcements of economic, political or financial information.

To the extent an Underlying Fund concentrates its investments in growth stocks, it will be subject to the risks particular to growth stocks, as well as the risk that growth stocks may underperform other types of stocks. Growth stocks may be particularly susceptible to rapid price swings during periods of economic uncertainty or in the event of earnings disappointments, and they typically have less dividend income to cushion the effect of adverse market conditions.

Certain of the Underlying Funds may invest in value stocks, which in theory limit downside risk because they are underpriced. Of course, an Underlying Fund's success in moderating market risk cannot be assured. There is no guarantee that a value stock is, in fact, undervalued or that the market will ever recognize its true value. In addition, to the extent that an Underlying Fund invests in value stocks or attempts to moderate potential volatility by investing in dividend-paying growth stocks, the Underlying Fund may produce more modest gains than equity funds with more aggressive investment profiles.

BB&T tries to manage market risk by diversifying the Fund's investments among the Underlying Funds, which are themselves diversified portfolios. However, BB&T's success in moderating market risk cannot be assured. In addition, because the Fund must allocate its investments among the Underlying Funds, the Fund does not have the same flexibility to invest as a mutual fund without this constraint. You could lose money by investing in the Fund, particularly if there is a sudden decline in the share prices of the Underlying Funds' holdings.

Small- and Mid-Cap Investment Risk

Certain of the Underlying Funds may invest in small- and mid-cap companies. While potentially offering greater opportunities for capital growth than larger, more established companies, the stocks of small- and mid-cap companies may be more volatile, especially during periods of economic uncertainty. These companies may face less certain growth prospects, or depend heavily on a limited line of products and services or the efforts of a small number of key management personnel. The securities of these companies may trade less frequently and in more limited volume than those of larger, more established companies. As a result, small- and mid-cap stocks may fluctuate more in value than larger-cap stocks and funds that invest in them.

Foreign Investment Risk

Certain of the Underlying Funds may invest in securities issued by foreign companies, and the BB&T International Equity Fund will invest primarily in equities of foreign companies. The securities of foreign companies may pose risks in addition to, or to a greater degree than, the risks described above. Foreign companies may be subject to disclosure, accounting, auditing and financial reporting standards and practices that are different from those to which U.S. issuers are subject. Accordingly, the Underlying Funds may not have access to adequate or reliable company information. In addition, political, economic and social developments in foreign countries and fluctuations in currency exchange rates may affect the operations of foreign companies or the value of their stocks.

Interest Rate Risk

Although the Fund's primary investment focus is equities, it may invest in Underlying Funds that invest in debt securities and other types of fixed income securities. Generally, the value of these securities will change inversely with changes in interest rates. Interest rate risk may be greater for the Underlying Funds' investments in mortgage- and asset-backed securities, because when interest rates rise, the maturities of these types of securities tend to lengthen, and the value of these securities may decrease more significantly. Further, as interest rates fall, these securities may be subject to the risk that the underlying loans will be paid sooner than expected, which may reduce returns by forcing an Underlying Fund to invest at lower prevailing interest rates. In addition, changes in interest rates may affect the operations of the issuers of equities in which the Underlying Funds invest. Rising interest rates, which may be expected to lower the value of fixed income instruments and negatively impact the operations of many issuers, generally exist during periods of inflation or strong economic growth.

Credit Risk

The Underlying Funds' investments, and particularly investments in debt securities, may be affected by the creditworthiness of issuers in which the Underlying Funds invest. Changes in the financial strength, or perceived financial strength, of a company may affect the value of its securities and, therefore, indirectly impact the value of the Fund's shares. The Underlying Funds may to some extent invest in lower rated fixed income securities. To a greater extent than more highly rated securities, lower rated securities tend to reflect short-term corporate, economic and market developments, as well as investor perceptions of the issuer's credit quality. Lower rated securities may be especially susceptible to real or perceived adverse economic and competitive industry conditions. In addition, lower rated securities may be less liquid than higher quality investments.

Active Trading

Some of the Underlying Funds are actively managed and, under appropriate circumstances, may purchase and sell securities without regard to the length of time held. A high portfolio turnover rate may increase transaction costs, which may negatively impact the Fund's performance.

Indexing Risk

The net asset value of the BB&T Equity Index Fund, which is not actively managed, may be disproportionately affected by short and long-term changes in the characteristics of the companies whose securities make up the S&P 500(R) Index, the general performance of such companies, modifications in the criteria for companies selected to make up the index, suspension or termination of the operation of the index, and the activities of issuers whose market capitalization represents a disproportionate amount of the total market capitalization of the index.

Temporary Investments

BB&T may temporarily invest up to 100% of the Fund's assets in high quality, short-term money market instruments if it believes adverse economic or market conditions, such as excessive volatility or sharp market declines, justify taking a defensive investment posture. The Underlying Funds generally have comparable investment flexibility. If the Fund or an Underlying Fund attempts to limit investment risk by temporarily taking a defensive investment position, it may be unable to pursue its investment objective during that time, and it may miss out on some or all of an upswing in the securities markets.

Investment in Underlying Funds

Because the Fund normally will invest substantially all of its assets in the Underlying Funds, it will incur its pro rata share of the Underlying Funds' expenses. In addition, the Fund will be subject to the effects of business and regulatory developments that affect the Underlying Funds or the investment company industry generally.

Please see the Statement of Additional Information for more detailed information about the Fund and Underlying Funds, their investment strategies, and their risks.

VALUATION OF SHARES

The Fund prices its shares on the basis of the net asset value of the Fund, which generally is determined as of the close of the New York Stock Exchange ("NYSE") (generally 4:00 p.m., Eastern Time) on each Business Day. A Business Day is a day on which the NYSE is open for trading. If portfolio investments of an Underlying Fund are traded in markets on days that are not Business Days of the Fund, the Fund's net asset value may vary on days when investors cannot purchase or redeem shares.

Net asset value per share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets belonging to the Fund, less the liabilities charged to the Fund and any liabilities allocable to the Fund, by the number of the Fund's outstanding shares. The net asset value per share of the Fund will fluctuate as the value of the investment portfolio of the Fund changes.

The securities in the Fund will be valued at market value. If market quotations are not readily available, the securities will be valued by a method which the Board of Trustees of Variable Insurance Funds (the "Trust") believes accurately reflects fair value. For further information about valuation of investments, see the Statement of Additional Information.

PURCHASING AND REDEEMING SHARES

Shares of the Fund are available for purchase by insurance company separate accounts to serve as an investment medium for variable insurance contracts, and by qualified pension and retirement plans, certain insurance companies, and BB&T. The Fund reserves the right to reject or refuse, in its discretion, any order for the purchase of the Fund's shares, in whole or in part.

Shares of the Fund are purchased or redeemed at the net asset value per share next determined after receipt and acceptance by the Fund's distributor (or other agent) of a purchase order or receipt of a redemption request. Transactions in shares of the Fund will be effected only on a Business Day of the Fund.

Payment for shares redeemed normally will be made within seven days. The Fund intends to pay cash for all shares redeemed, but under abnormal conditions which make payment in cash unwise, payment may be made wholly or partly in portfolio securities at their then market value equal to the redemption price. A shareholder may incur brokerage costs in converting such securities to cash. Payment for shares may be delayed under extraordinary circumstances or as permitted by the Securities and Exchange Commission in order to protect remaining investors.

Investors do not deal directly with the Fund to purchase or redeem shares. Please refer to the prospectus for the separate account for information on the allocation of premiums and on transfers of accumulated value among sub-accounts of the separate account that invests in the Fund.

The Trust currently does not foresee any disadvantages to investors if the Fund served as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which the Fund served as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees of the Trust and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Fund might be required to redeem the investment of one or more of its separate accounts from the Fund, which might force the Fund to sell securities at a disadvantageous time.

The Fund reserves the right to discontinue offering shares at any time, or to cease investment operations entirely. In such an event, any investments allocated to the Fund will, subject to any necessary regulatory approvals, be invested in another portfolio of the Trust deemed appropriate by the Board of Trustees, or in another mutual fund.

Servicing Agents

The Trust has adopted a plan under which up to 0.25% of the Fund's average daily net assets may be expended for support services to investors, such as establishing and maintaining accounts and records, providing account information, arranging for bank wires, responding to routine inquiries, forwarding investor communications, assisting in the processing of purchase and redemption requests, and assisting investors in changing account designations and addresses. For expenses incurred and services provided, a financial institution (or its affiliate) providing these services ("Servicing Agent") may receive a fee from the Fund, computed daily and paid monthly, at an annual rate of up to 0.25% of the average daily net assets of the Fund allocable to variable insurance contracts owned by customers of the Servicing Agent. A Servicing Agent may periodically waive all or a portion of its servicing fees with respect to the Fund to increase the net income of the Fund available for distribution as dividends.

MANAGEMENT OF THE FUND

Investment Adviser

BB&T Asset Management, LLC ("BB&T"), 434 Fayetteville Street Mall, Raleigh, N.C. 27601, is the investment adviser of the Fund. BB&T is a separate wholly-owned subsidiary of Branch Banking and Trust Company ("BB&T Bank"). Through its portfolio management team, BB&T makes the day-to-day investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program.

BB&T Bank is the oldest bank in North Carolina. It is the principal bank affiliate of BB&T Corporation, a bank holding company that is a North Carolina corporation headquartered in Winston-Salem, North Carolina. As of December 31, 2001, BB&T Corporation had assets in excess of $70.9 billion. Through its subsidiaries, BB&T Corporation operates over 1000 banking offices in Georgia, Kentucky, Tennessee, West Virginia, North Carolina, South Carolina, Virginia, Maryland and Washington, D.C., providing a broad range of financial services to individuals and businesses. In addition to general commercial, mortgage and retail banking services, BB&T Bank also provides trust, investment, insurance and travel services. BB&T Bank has provided investment management services through its Trust and Investment Services Division since 1912.

Under an investment advisory agreement between the Trust and BB&T, the Trust pays BB&T an investment advisory fee, computed daily and payable monthly, at an annual rate equal to the lesser of: (a) 0.25% of the Fund's average daily net assets; or (b) such amount as may from time to time be agreed upon in writing by the Trust and BB&T. As a shareholder of an Underlying Fund, the Fund also will indirectly bear its proportionate share of any investment advisory fees and other expenses paid by the Underlying Fund.

The investment decisions for the Fund are made by a team of investment professionals, all of whom take an active part in the decision making process.

Administrator and Distributor

BISYS Fund Services Ohio, Inc. is the administrator for the Fund, and BISYS Fund Services acts as the Fund's principal underwriter and distributor. The address of each is 3435 Stelzer Road, Columbus, Ohio 43219-3035.

See the Statement of Additional Information for further information about the Fund's service providers.

TAXATION

The Fund intends to qualify and to elect to be taxed as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If the Fund qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, the Fund will not be liable for federal income tax on income it distributes.

The Fund intends to diversify its investments in a manner intended to comply with tax requirements generally applicable to mutual funds. In addition, the Fund will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of its total assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

If the Fund fails to meet this diversification requirement, income with respect to variable insurance contracts invested in the Fund at any time during the calendar quarter in which the failure occurred could become currently taxable to the owners of the contracts. Similarly, income for prior periods with respect to such contracts also could be taxable, most likely in the year of the failure to achieve the required diversification. Other adverse tax consequences could also ensue.

Since the shareholders of the Fund will be separate accounts, no discussion is included here as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the variable life insurance policies and variable annuity contracts, see the prospectus for the relevant variable insurance contract. See the Statement of Additional Information for more information on taxes.

GENERAL INFORMATION

Description of the Trust and Its Shares

Variable Insurance Funds was organized as a Massachusetts business trust in 1994 and currently consists of multiple portfolios. The Board of Trustees of the Trust may establish additional portfolios in the future. Under Massachusetts law, shareholders could be held personally liable for the obligations of the Trust under certain circumstances. However, the Trust's declaration of trust disclaims liability of its shareholders and provides for indemnification out of Trust property for all loss and expense of any shareholder held personally liable for the obligations of the Trust. Accordingly, the risk of a shareholder incurring financial loss on account of shareholder liability should be considered remote.

Miscellaneous

No person has been authorized to give any information or to make any representations not contained in this prospectus in connection with the offering made by this prospectus. If given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. This prospectus does not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not be lawfully made.

FINANCIAL HIGHLIGHTS

The following table is included to assist investors in evaluating the financial performance of the Fund since its commencement of operations through December 31, 2001. Certain information reflects financial results of a single share. "Total Return" represents how much an investment in a Fund would have earned (or lost) during the period. This information has been audited by Ernst & Young LLP. This information, along with the Fund's financial statements, is included in the Fund's annual report, which may be obtained without charge upon request.

For a share outstanding throughout the period:	Period Ended December 31, 2001(a)

Net Asset Value, Beginning of Period	$ 10.00

Investment Activities:
Net investment income	0.01
Net realized and unrealized losses from investments	(0.72)

Total investment activities	(0.71)
Dividends
Net investment income	(0.01)

Net Asset Value, End of Period	$ 9.28

Total Return	(7.08%)(b)

Ratios/Supplemental Data:
Net assets, End of Period (000's)	$ 16,295
Ratio of expenses to average net assets	0.54%(c)
Ratio of net investment income to average net assets	0.18%(c)
Ratio of expenses to average net assets*	0.63%(c)
Portfolio turnover	9.18%(b)

_______________________________
(a) For the period from May 1, 2001 (commencement of operations) through December 31, 2001.
(b) Not annualized.
(c) Annualized.
* During the period, certain fees were reimbursed and voluntarily reduced. If such reimbursements and voluntary fee reductions had not occurred, the ratios would have been as indicated.

For more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: The Fund's annual and semi-annual reports to shareholders contain additional information on the Fund's investments. In the annual report, an investor will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI provides more detailed information about the Fund, including its operations and investment policies. It is incorporated by reference and is legally considered a part of this prospectus.

An investor can get free copies of the reports and the SAI, or request other information and discuss any questions about the Fund, by contacting a broker or bank that sells an insurance contract that offers the Fund as an investment option. Or contact the Fund at:

Variable Insurance Funds
3435 Stelzer Road
Columbus, Ohio 43219-3035
Telephone: 1-800-288-1872

Investors can review and copy the SAI and other information about the Fund at the Public Reference Room of the Securities and Exchange Commission. Investors may call 1-202-942-8090 for more information about the Public Reference Room. Investors can get text-only copies of information about the Fund:

For a fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-0102 or by electronic request at publicinfo@sec.gov.

Free from the Commission's Website at http://www.sec.gov.

Investment Company Act file no. 811-8644